Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	true
AmendmentDescription	In this Amendment No. 1 to our Form S-1 originally filed with the Securities and Exchange Commission on May 29, 2012, ARETE INDUSTRIES INC. is furnishing updated Interactive Data (XBRL) files as Exhibit 101, in accordance with Rule 405 of Regulation S-T. Pursuant to Rule 406T of Regulation S–T, the interactive data files on Exhibit 101 hereto are deemed not filed or part of a registration statement or prospectus for purposes of Sections 11 or 12 of the Securities Act of 1933, as amended, are deemed not filed for purposes of Section 18 of the Securities Act of 1934, as amended, and otherwise are not subject to liability under those sections.
Document Period End Date	Jun 30, 2012
Trading Symbol	ARET
Entity Registrant Name	ARETE INDUSTRIES INC
Entity Central Index Key	0000820901
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding

Statement of Financial Position, Classified - Real Estate Operations (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and equivalents	$ 168,241	$ 219,566	$ 15,990
Receivable from DNR Oil & Gas, Inc.:
Oil and gas sales, net of production costs	106,957	165,283
Other	38,444	15,597	12,625
Prepaid expenses and other	147,874	207,338	85,139
Total Current Assets	461,516	607,784	113,754
Oil and gas properties, at cost, successful efforts method:
Proved properties	9,219,558	9,056,032
Unevaluated properties	310,288	287,728
Natural gas gathering system	442,195	442,195	442,195
Furniture and equipment	22,522	22,522	19,662
Total property and equipment	9,994,563	9,808,477	461,857
Less accumulated depreciation, depletion and amortizatio	(876,551)	(525,154)	(184,121)
Net Property and Equipment	9,118,012	9,283,323	277,736
TOTAL ASSETS	9,579,528	9,891,107	391,490
Payable to DNR Oil & Gas, Inc.:
Oil and gas property acquisition costs	291,616	826,791
Gas gathering operating costs	436,403	416,835	402,558
Operator fees and other	151,748	151,748	117,518
Unrelated parties	96,912	92,019	60,029
Notes and advances payable:
Directors	245,950	109,319	704,475
Unrelated parties	250,000	250,000
Accrued interest expense	39,375	88,303	152,943
Director fees payable	30,000	90,000	98,000
Commissions payable for private placement of preferred stock		105,000
Accrued payroll taxes		111,690	111,690
Accrued consulting services payable in common stock	48,750	18,750	536,528
Current portion of asset retirement obligations	67,527	15,398
Other accrued costs and expenses		111,061	40,596
Other accrued costs and expenses	258,040	216,061
Total Current Liabilities	1,916,321	2,275,224	2,224,337
Long-Term Liabilities:
Acquisition costs payable to DNR Oil & Gas, Inc.	250,000
Asset retirement obligations, net of current portion	599,840	637,842
Total Long-Term Liabilities	849,840	637,842
Total Liabilities	2,766,161	2,913,066	2,224,337
Commitments and Contingencies (Note 3, 5 and 9)
Stockholders' Equity:
Convertible Class A preferred stock	0	0	0
Common stock, no par value; authorized 499,000,000 shares, issued and outstanding 4,972,635 in 2010, 7,764,476 in 2011 and 7,979,803 in 2012	17,151,096	16,904,154	13,611,903
Accumulated deficit	(15,361,100)	(14,949,484)	(15,444,750)
Total Stockholders' Equity (Deficit)	6,813,367	6,978,041	(1,832,847)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	9,579,528	9,891,107	391,490
Series 1; authorized 30,000 shares, issued and outstanding 522.5 shares in 2011 and 2012, liquidation preference of $5,420,938 in 2011 and 2012
Stockholders' Equity:
Convertible Class A preferred stock	5,023,371	5,023,371
Series 2; authorized 2,500 shares, no shares issued and outstanding in 2011 and 2012
Stockholders' Equity:
Convertible Class A preferred stock

Statement of Financial Position, Classified - Real Estate Operations (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Convertible preferred stock, face value	$ 10,000	$ 10,000	$ 10,000
Convertible preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Convertible preferred stock, liquidation preference	$ 5,420,938
Common stock, par value	$ 0	$ 0	$ 0
Common stock, shares authorized	499,000,000	499,000,000	499,000,000
Common stock, shares issued	7,979,803	7,764,476	4,972,635
Common stock, shares outstanding	7,979,803	7,764,476	4,972,635
Series 1; authorized 30,000 shares, issued and outstanding 522.5 shares in 2011 and 2012, liquidation preference of $5,420,938 in 2011 and 2012
Convertible preferred stock, shares authorized	30,000	30,000	30,000
Convertible preferred stock, shares issued	522.5	522.5	0
Convertible preferred stock, shares outstanding	522.5	522.5	0
Convertible preferred stock, liquidation preference	$ 5,420,938	$ 5,420,938	$ 0
Series 2; authorized 2,500 shares, no shares issued and outstanding in 2011 and 2012
Convertible preferred stock, shares authorized	2,500	2,500	2,500
Convertible preferred stock, shares issued		0	0
Convertible preferred stock, shares outstanding		0	0

Statement of Income (Including Gross Margin) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Oil and natural gas sales	$ 1,035,395		$ 1,005,149
Sale of oil and natural gas properties	533,048
Gas gathering income		45,639	45,638	167,625
Total revenues	1,568,443	45,639	1,050,787	167,625
Oil and gas producing activities:
Lease operating expenses	401,653		449,854
Production taxes	84,326		89,109
Depreciation, depletion, amortization and accretion	336,837		310,308
Cost of operations:
Related Party		30,815	30,815	104,606
Unrelated parties	7,320	80,558	92,420	222,985
Depreciation	22,110	22,110	44,219	44,229
General and administrative expenses:
Director fees	60,000	60,000	120,000	100,450
Investor relations	130,031	225,322	309,703	138,889
Acquisition investigation and due diligence		500,478	514,579	22,050
Legal, auditing and professional services	77,642	85,969	198,873	30,974
Accounting, financial reporting and rent- related party			83,802	53,000
Consulting and executive services:
Related parties	316,500	112,750	167,500	122,500
Unrelated parties	76,504	161,852	297,950	238,700
Office, travel and other			46,441	16,546
Other administrative expenses	42,795	25,695
Depreciation	285		570
Total operating expenses	1,556,003	1,305,549	2,756,143	1,094,929
Operating income (loss)	12,440	(1,259,910)	(1,705,356)	(927,304)
Other income (expense):
Gain on sale of oil and natural gas properties	533,048		2,479,934
Gain on extinguishment of debt			111,690	121,870
Interest income	220	279	604	13
Interest expense	(32,401)	(34,442)	(391,606)	(47,191)
Income (loss) before income taxes	(19,741)	(1,294,073)	495,266	(852,612)
Income tax benefit (expense)
Net income (loss)	(19,741)	(1,294,073)	495,266	(852,612)
Net Income (Loss) Applicable to Common Stockholders:
Net income (loss)	(19,741)	(1,294,073)	495,266	(852,612)
Accrued preferred stock dividends	(391,875)		(196,000)
Net income (loss) applicable to common stockholders	$ (411,616)	$ (1,294,073)	$ 299,266	$ (852,612)
Earnings (Loss) Per Share Applicable to Common Stockholders:
Basic	$ (0.05)	$ (0.22)	$ 0.04	$ (0.17)
Diluted	$ (0.05)	$ (0.22)	$ 0.04	$ (0.17)
Weighted Average Number of Common Shares Outstanding:
Basic	7,776,000	5,995,000	6,875,000	4,950,000
Diluted	7,776,000	5,995,000	6,875,000	4,950,000

Statement of Shareholders' Equity (USD $)	Total	Common Stock	Accumulated Deficit	Class A Preferred Stock
Balances at Dec. 31, 2009	$ (1,004,735)	$ 13,587,403	$ (14,592,138)
Balances (in shares) at Dec. 31, 2009		4,932,635
Issuance of common stock for services	24,500	24,500
Issuance of common stock for services (in shares)		40,000
Issuance of common stock in exchange for notes payable to:
Net income (loss)	(852,612)		(852,612)
Balances at Dec. 31, 2010	(1,832,847)	13,611,903	(15,444,750)
Balances (in shares) at Dec. 31, 2010		4,972,635
Issuance of common stock for services:
Settlement of liabilities to unrelated parties at $0.68 per share	481,251	481,251
Settlement of liabilities to unrelated parties at $0.68 per share (in shares)		770,000
Settlement of liabilities to related parties at $0.88 per share	675,000	675,000
Settlement of liabilities to related parties at $0.88 per share (in shares)		770,000
Consulting related to property acquisition at $6.10 per share	457,500	457,500
Consulting related to property acquisition at $6.10 per share (in shares)		75,000
Services related to financing transaction at $4.00 per share	12,000	12,000
Services related to financing transaction at $4.00 per share (in shares)		3,000
Board of Director fees at $1.75 per share	128,000	128,000
Board of Director fees at $1.75 per share (in shares)		72,841
Issuance of common stock in exchange for notes payable to:
Officers and directors at $8.00 per share	500,000	500,000
Officers and directors at $8.00 per share (in shares)		62,500
Others at $1.00 per share (in shares)	835,000	835,000
Others at $1.00 per share	835,000	835,000
Issuance of common stock for cash of $1.00 per share (in shares)		203,500
Issuance of common stock for cash of $1.00 per share	203,500	203,500
Net income (loss)	495,266		495,266
Issuance of Class A (Series 1) preferred stock for cash:
Director for $10,000 per share	1,000,000			1,000,000
Director for $10,000 per share (in shares)				100
Others at $10,000 per share	4,225,000			4,225,000
Others at $10,000 per share (in shares)				422.5
Offering costs related to issuance of preferred stock	(201,629)			(201,629)
Balances at Dec. 31, 2011	6,978,041	16,904,154	(14,949,484)	5,023,371
Balances (in shares) at Dec. 31, 2011		7,764,476		522.5
Issuance of common stock for services (in shares)	215,327
Issuance of common stock for services:
Board of Director fees at $1.75 per share	120,000	120,000
Board of Director fees at $1.75 per share (in shares)		65,605
Issuance of common stock to related parties for consulting services	110,000	110,000
Issuance of common stock to related parties for consulting services (in shares)		135,972
Issuance of common stock to unrelated parties:
For accrued interest (in shares)		7,750
For accrued interest	10,462	10,462
For consulting services	6,480	6,480
Issuance of common stock in exchange for notes payable to:
Preferred stock dividends declared	(391,875)		(391,875)
For consulting services (in shares)		6,000
Net income (loss)	(19,741)		(19,741)
Balances at Jun. 30, 2012	$ 6,813,367	$ 17,151,096	$ (15,361,100)	$ 5,023,371
Balances (in shares) at Jun. 30, 2012		7,979,803		522.5

Statement of Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2011
Settlement of liabilities to unrelated parties	$ 0.68
Settlement of liabilities to related parties	$ 0.88
Consulting related to property acquisition	$ 6.1
Services related to financing transaction	$ 4
Board of Director fees	$ 1.75
Officers and directors	$ 8
Others	$ 1
Issuance of common stock for cash	$ 1
Class A Preferred Stock
Director's Expense	$ 10,000
Other Expense	$ 10,000

Statement of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net income (loss)	$ (19,741)	$ (1,294,073)	$ 495,266	$ (852,612)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation, depletion and amortization	355,132	22,110	341,033	44,229
Accretion of discount on asset retirement obligations	4,100		14,064
Common stock issued in exchange for services	246,942	734,084	1,235,973	573,889
Gain on extinguishment of debt			(111,690)	(121,869)
Gain on sale of oil and gas properties	(533,048)		(2,479,934)
Common stock issued in exchange for accrued interest	10,462
Changes in operating assets and liabilities:
Accounts receivable	(76,179)	11,832	(183,979)	9,068
Prepaid expenses and other	60,714		(122,199)
Accounts payable	24,461	(5,721)	59,397	110,552
Accrued costs and expenses	2,590	72,991	(2,175)	23,619
Net cash provided by (used in) operating activities	75,433	(458,777)	(754,244)	(213,124)
Cash Flows from Investing Activities:
Capital expenditures for oil and gas properties	(646,269)	(500,000)	(1,128,810)
Purchase of furniture and equipment			(2,860)
Proceeds from sale of oil and gas properties	1,108,709
Contingent consideration paid to DNR under sharing arrangement	(282,704)
Net cash provided by (used in) investing activities	179,736	(500,000)	(1,131,670)
Cash Flows from Financing Activities:
Proceeds from notes and advance payable	400,000	870,000	2,064,100	215,000
Principal payments on notes payable	(264,619)	(9,256)	(5,306,481)	(2,650)
Payment of dividends on preferred stock	(391,875)
Proceeds from sale of common stock		103,500	203,500
Proceeds from sale of preferred stock			5,225,000
Offering costs related to private placement of preferred stock	(50,000)		(96,629)
Net cash provided by (used in) financing activities	(306,494)	964,244	2,089,490	212,350
Net increase (decrease) in cash and equivalents	(51,325)	5,467	203,576	(774)
Cash and equivalents, beginning of period	219,566	15,990	15,990	16,764
Cash and equivalents, end of period	168,241	21,457	219,566	15,990
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	83,827	17,755	319,246	10,848
Cash paid for income taxes
Supplemental Disclosure of Non-cash Investing and Financing Activities:
Conversion of notes payable to 897,500 shares of common stock		1,335,000	1,335,000
Note payable for acquisition of oil and gas properties			10,100,000
Advances from officers and directors, and prepaid fees to consultants paid by the issuance of common stock		1,019,667
Proceeds from sale of oil and gas property applied to note payable			5,101,047
Payable to DNR for acquisition of oil and gas properties	291,616
Pre-acquisition oil and gas sales applied to note payable			766,728
Non-interest bearing payable for acquisition of oil and gas properties			576,791
Asset retirement obligations assumed upon sale of oil and gas properties	16,411		639,176
Increase in oil and gas properties due to revision of asset retirement obligations	$ 26,437

Statement of Cash Flows (Parenthetical)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2011
Common stock issued through conversion of notes payable, shares	897,500	897,500

Organization and Nature of Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Organization and Nature of Operations

1. Organization and Nature of Operations

Arête Industries, Inc. (“Arête” or the “Company”), is a Colorado corporation that was formed on July 21, 1987. The Company has two wholly-owned subsidiaries which have no assets, liabilities or operations. The Company has operated a natural gas gathering system in Wyoming since 2006 and during the third quarter of 2011, the Company purchased oil and natural gas properties in Colorado, Montana, Kansas, and Wyoming from DNR Oil & Gas, Inc. (“DNR”), an affiliate of an officer and member of the Company’s board of directors. The consolidated financial statements of the Company include the accounts of the Company and its subsidiaries. All intercompany accounts have been eliminated in the consolidation.

The Company’s focuses on acquiring interests in traditional oil and gas ventures, and seeking properties that offer profit potential from overlooked and by-passed reserves of oil and natural gas, which may include shut-in wells, in-field development, stripper wells, re-completion and re-working projects. In addition, the Company’s strategy includes purchase and sale of acreage prospective for oil and natural gas and seeking to obtain cash flow from sale, drilling opportunities, and royalty income from such prospects.

1. Organization and Nature of Operations

Arête Industries, Inc. (“Arête” or the “Company”), is a Colorado corporation that was incorporated on July 21, 1987. The Arête subsidiary, Aggression Sports, Inc. (Aggression Sports) is inactive with no assets, liabilities or operations. Arête has operated a natural gas gathering system in Wyoming since 2006 and on July 29, 2011 the Company purchased oil & natural gas properties in Colorado, Montana, Kansas, and Wyoming.

The consolidated financial statements of the Company include the accounts of Arête for the entire period and Aggression Sports since October 1, 2001. All intercompany accounts have been eliminated in the consolidation.

The Company is focused entirely on acquiring interests in traditional oil and gas ventures. In the oil and gas field, the Company is looking for conservative projects that offer high profit, low risk projects including overlooked and by-passed reserves of natural gas, which will include shut-in and in-field development, stripper wells, re-completion and re-working projects. The Company will seek to make investments for direct participations in the revenue streams from such projects on a project finance basis, as well as through acquisition of management, capital, and assets by one or more acquisitions of going concerns.

Summary of significant accounting policies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of presentation

The accompanying unaudited consolidated financial statements have been prepared by the Company. In the opinion of management, the accompanying unaudited financial statements contain all adjustments (consisting of only normal recurring accruals) necessary for a fair presentation of the financial position as of December 31, 2011 and June 30, 2012, and the results of operations, changes in stockholders’ equity, and cash flows for the six-months ended June 30, 2011 and 2012. Operating results for the interim periods presented are not necessarily indicative of the results that may be expected for a full year. The Company’s annual audited consolidated financial statements included elsewhere herein include a summary of significant accounting policies that should be read in conjunction with these unaudited financial statements. Except as disclosed herein, there have been no material changes to the information disclosed in the notes to the consolidated financial statements included in the Company’s 2011 audited consolidated financial statements.

Use of estimates

Preparation of the Company’s financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make various assumptions, judgments and estimates that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Changes in these assumptions, judgments and estimates will occur as a result of the passage of time and the occurrence of future events and, accordingly, actual results could differ from amounts initially established.

The most significant areas requiring the use of assumptions, judgments and estimates relate to the volumes of natural gas and oil reserves used in calculating depreciation, depletion and amortization (“DD&A”), the amount of expected future cash flows used in determining possible impairments of oil and gas properties and the amount of future capital costs used in these calculations. Assumptions, judgments and estimates also are required in determining future asset retirement obligations, impairments of undeveloped properties, and in valuing share-based payment awards. During the second quarter of 2012, the Company revised its estimates for plugging and abandonment costs and reduced its estimates of proved oil and gas reserves for certain wells that the Company intends to plug and abandon. The aggregate impact of these changes resulted in an increase in our DD&A expense of approximately $74,000 for the first six-months of 2012.

The only component of comprehensive income that is applicable to the Company is net income (loss). Accordingly, a separate statement of comprehensive income (loss) is not included in these financial statements.

Reclassifications

The Company has condensed certain line items within the current period financial statements, and certain prior period balances were reclassified to conform to the current year presentation. Reclassifications did not have any impact on the Company’s previously reported working capital, results of operations or cash flows.

Earnings per share

Basic net income (loss) per share of common stock is calculated by dividing net income (loss) attributable to common stockholders by the weighted average number of common shares outstanding during each period. Diluted net income (loss) attributable to common stockholders is calculated by dividing net income (loss) attributable to common stockholders by the weighted average number of common shares outstanding and other dilutive securities. The only potentially dilutive securities for the diluted earnings per share calculations consist of Series 1 preferred stock that is convertible into common stock at an exchange price of $3.30 per common share. As of June 30, 2012, the convertible preferred stock had an aggregate liquidation preference of $5,420,938 and was convertible to 1,642,708 shares of common stock. These shares were excluded from the earnings per share calculation because it was anti-dilutive to assume conversion at the beginning of the period, which would have eliminated preferred dividends from the earnings per share calculation.

New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued new fair value measurement authoritative accounting guidance clarifying the application of fair value measurement and disclosure requirements and changes particular principles or requirements for measuring fair value. This authoritative accounting guidance is effective for interim and annual periods beginning after December 15, 2011. Based on the Company’s current operations and structure, the adoption of this standard did not have an impact on the Company’s 2012 financial statements.

In June 2011, the FASB issued new authoritative accounting guidance that states an entity that reports items of other comprehensive income has the option to present the components of net income and comprehensive income in either one continuous financial statement, or two consecutive financial statements, including reclassification adjustments. In December 2011, the FASB issued new authoritative accounting guidance which effectively deferred the requirement to present the reclassification adjustments on the face of the financial statements. This authoritative accounting guidance is effective for interim and annual periods beginning after December 15, 2011. Based on the Company’s current operations and structure, the adoption of this standard did not have an impact on the Company’s 2012 financial statements.

Other accounting standards that have been issued or proposed by the FASB, or other standards-setting bodies, that do not require adoption until a future date are not expected to have a material impact on the Company’s financial statements upon adoption.

2. Summary of significant accounting policies

Basis of presentation

The Company follows accounting principles generally accepted in the United States of America. (“GAAP”).

Use of estimates

Preparation of the Company’s financial statements in accordance with GAAP requires management to make various assumptions, judgments and estimates that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Changes in these assumptions, judgments and estimates will occur as a result of the passage of time and the occurrence of future events and, accordingly, actual results could differ from amounts initially established.

The most significant areas requiring the use of assumptions, judgments and estimates relate to the volumes of natural gas and oil reserves used in calculating depreciation, depletion and amortization (“DD&A”), the amount of expected future cash flows used in determining possible impairments of oil and gas properties and the amount of future capital costs used in these calculations. Assumptions, judgments and estimates also are required in determining future asset retirement obligations, impairments of undeveloped properties, and in valuing stock-based payment awards.

The only component of comprehensive income that is applicable to the Company is net income (loss). Accordingly, a separate statement of comprehensive income (loss) is not included in these financial statements.

Reclassifications

A reclassification was made on the December 31, 2010 balance sheet and December 31, 2010 cash flow statement. It was determined that a prepaid expense and a payable should not have been recorded for consulting services which were to be paid in stock but the stock had not been issued . This reclassification did not have any impact on the Company’s previously reported working capital, results of operations or net cash flows. In the Company’s 2011Consolidated Statement of Operations included in its annual report on Form 10-K, the gain on sale of oil and gas properties described in Note 3 of $2,479,934 was included in operating revenue. This amount was reclassified as non-operating income in the accompanying Consolidated Statement of Operations for the year ended December 31, 2011.

Principles of Consolidation

The consolidated financial statements of the Company include the accounts of Arête and its inactive subsidiary, Aggression Sports. All intercompany accounts and transactions have been eliminated in consolidation.

Cash and cash equivalents

For purposes of the statement of cash flows, the Company considers cash and all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.

Gas gathering system, furniture and equipment

The gas gathering system, furniture and equipment are stated at cost. Material expenditures that increase the life of an asset are capitalized and depreciated over the estimated remaining useful life of the asset. The cost of normal maintenance and repairs is charged to operating expenses as incurred. Upon disposal of an asset, the cost of the asset and the related accumulated depreciation are removed from the accounts, and any gains or losses will be reflected in current operations. For the gas gathering system, depreciation is computed using the straight line method over an estimated useful life of ten years. Depreciation of furniture and equipment is computed using the straight-line method over an estimated useful life of five years.

Oil and Gas Producing Activities

The Company’s oil and gas exploration and production activities are accounted for using the successful efforts method. Under this method, all property acquisition costs and costs of exploratory and development wells are capitalized when incurred, pending determination of whether the well has found proved reserves. If an exploratory well does not find proved reserves, the costs of drilling the well are charged to expense and included within cash flows from investing activities in the Consolidated Statements of Cash Flows. The costs of development wells are capitalized whether productive or nonproductive. Oil and gas lease acquisition costs are also capitalized.

Other exploration costs, including certain geological and geophysical expenses and delay rentals for oil and gas leases, are charged to expense as incurred. The sale of a partial interest in a proved property is accounted for as a cost recovery and no gain or loss is recognized as long as this treatment does not significantly affect the unit-of-production DD&A rate. A gain or loss is recognized for all other sales of proved properties and is classified in other operating revenues. Maintenance and repairs are charged to expense, and renewals and betterments are capitalized to the appropriate property and equipment accounts.

Unevaluated oil and gas property costs are transferred to proved oil and gas properties if the properties are subsequently determined to be productive. Proceeds from sales of partial interests in unproved leases are accounted for as a recovery of cost without recognizing any gain until all costs are recovered. Unevaluated oil and gas properties are assessed periodically for impairment on a property-by-property basis based on remaining lease terms, drilling results, reservoir performance, commodity price outlooks or future plans to develop acreage.

The Company reviews its proved oil and gas properties for impairment annually or whenever events and circumstances indicate that a decline in the recoverability of their carrying value may have occurred. The Company estimates the expected undiscounted future cash flows of its oil and gas properties and compares such undiscounted future cash flows to the carrying amount of the oil and gas properties to determine if the carrying amount is recoverable. If the carrying amount exceeds the estimated undiscounted future cash flows, the Company will adjust the carrying amount of the oil and gas properties to fair value. The factors used to determine fair value include, but are not limited to, recent sales prices of comparable properties, the present value of estimated future cash flows, net of estimated operating and development costs using estimates of reserves, future commodity pricing, future production estimates, anticipated capital expenditures and various discount rates commensurate with the risk and current market conditions associated with realizing the expected cash flows projected.

The provision for DD&A of oil and gas properties is calculated based on proved reserves on a field-by-field basis using the unit-of-production method. Natural gas is converted to barrel equivalents, BOE, at the rate of six Mcf of natural gas to one barrel of oil. Estimated future dismantlement, restoration and abandonment costs, which are net of estimated salvage values, are taken into consideration.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued authoritative oil and gas reserve estimation and disclosure guidance that was effective for the Company beginning in 2010. This guidance was issued to align the accounting oil and gas reserve estimation and disclosure requirements with the requirements in the SEC final rule, “Modernization of Oil and Gas Reporting ”, which was also effective in 2010. Many of the revisions are updates to definitions in the existing oil and gas rules to make them consistent with the Petroleum Resource Management System, which was developed by several petroleum industry organizations and is a widely accepted standard for the management of petroleum resources. Key revisions include a requirement to use 12-month average pricing determined by averaging the first of the month prices for the preceding 12 months rather than year-end pricing for estimating proved reserves, the ability to include nontraditional resources in reserves, the ability to use new technology for determining proved reserves, and permitting disclosure of probable and possible reserves.

The Company’s oil and gas exploration and production activities are accounted for using the successful efforts method. Under this method, all property acquisition costs and costs of exploratory and development wells are capitalized when incurred, pending determination of whether the well has found proved reserves. If an exploratory well does not find proved reserves, the costs of drilling the well are charged to expense and included within cash flows from investing activities in the Consolidated Statements of Cash Flows. The costs of development wells are capitalized whether productive or nonproductive. Oil and gas lease acquisition costs are also capitalized.

Asset Retirement Obligations

The estimated fair value of the future costs associated with dismantlement, abandonment and restoration of oil and gas properties is recorded generally upon acquisition or completion of a well. The net estimated costs are discounted to present values using a credit-adjusted, risk-free rate over the estimated economic life of the oil and gas properties. Such costs are capitalized as part of the related asset. The asset is depleted on the units-of-production method on a field-by-field basis. The associated liability is classified in current and long-term liabilities in the Consolidated Balance Sheets. The liability is periodically adjusted to reflect (1) new liabilities incurred, (2) liabilities settled during the period, (3) accretion expense and (4) revisions to estimated future cash flow requirements. The accretion expense is recorded as a component of depreciation, depletion and amortization expense in the Consolidated Statements of Operations.

Revenue Recognition

The Company records revenues from the sales of natural gas, natural gas liquids (“NGL”) and crude oil when delivery to the purchaser has occurred and title has transferred. The Company uses the sales method to account for gas imbalances. Under this method, revenue is recorded on the basis of gas actually sold by the Company. In addition, the Company will record revenue for its share of gas sold by other owners that cannot be volumetrically balanced in the future due to insufficient remaining reserves. The Company also reduces revenue for other owners’ gas sold by the Company that cannot be volumetrically balanced in the future due to insufficient remaining reserves. The Company’s remaining over- and under-produced gas balancing positions are considered in the Company’s proved oil and gas reserves. Gas imbalances at December 31, 2010 and 2011 were not material.

Environmental Liabilities

Environmental expenditures that relate to an existing condition caused by past operations and that do not contribute to current or future revenue generation are expensed. Liabilities are accrued when environmental assessments and/or clean-ups are probable, and the costs can be reasonably estimated. As of December 31, 2010 and 2011, the Company had not accrued for nor been fined or cited for any environmental violations that would have a material, adverse effect upon capital expenditures, operating results or the competitive position of the Company.

Industry Segment and Geographic Information

The Company operates in one industry segment, which is the exploration, development and production of natural gas and crude oil, and all of the Company’s operations are conducted in the continental United States. Consequently, the Company currently reports as a single industry segment.

Stock based compensation

The Company has not granted any stock options or warrants during the years ended December 31, 2010 and 2011 and no options or warrants were outstanding at any time during these years. The Company has issued shares of common stock for services performed by officers, directors and unrelated parties during 2010 and 2011. The Company has recorded these transactions based on the value of the services or the value of the common stock, whichever is more readily determinable.

Income taxes

The Company accounts for income taxes under ASC 740. Temporary differences are differences between the tax basis of assets and liabilities and their reported amounts in the financial statements that will result in taxable or deductible amounts in future years. The Company’s temporary differences consist primarily of tax operating loss carry forwards and start-up costs capitalized for tax purposes.

Fair value of financial instruments

Cash, accounts payable, accrued liabilities and notes payable are carried in the financial statements in amounts which approximate fair value because of the short-term maturity of these instruments.

Earnings per share

Basic net income (loss) per share of common stock is calculated by dividing net income (loss) attributable to common stockholders by the weighted average number of common shares outstanding during each period. Diluted net income (loss) attributable to common stockholders is calculated by dividing net income (loss) attributable to common stockholders by the weighted average number of common shares outstanding and other dilutive securities. The only potentially dilutive securities for the diluted earnings per share calculations consist of Series 1 preferred stock that is convertible to common stock at an exchange price of $3.30 per common share.

New Accounting Pronouncements

In May 2011, the FASB issued new fair value measurement authoritative accounting guidance clarifying the application of fair value measurement and disclosure requirements and changes particular principles or requirements for measuring fair value. This authoritative accounting guidance is effective for interim and annual periods beginning after December 15, 2011. The Company is currently evaluating the provisions of this authoritative accounting guidance and assessing the impact, if any, it may have on the Company’s fair value disclosures beginning in the first quarter of 2012.

In June 2011, the FASB issued new authoritative accounting guidance that states an entity that reports items of other comprehensive income has the option to present the components of net income and comprehensive income in either one continuous financial statement, or two consecutive financial statements, including reclassification adjustments. In December 2011, the FASB issued new authoritative accounting guidance which effectively deferred the requirement to present the reclassification adjustments on the face of the financial statements. This authoritative accounting guidance is effective for interim and annual periods beginning after December 15, 2011. Based on the Company’s current operations and structure, the adoption of this standard is not expected to have an impact on the Company’s 2012 financial statements.

In January 2010, the FASB issued Accounting Standards Update 2010-06, Improving Disclosures about Fair Value Measurements, which amended FASB ASC 820, Fair Value Measurements and Disclosures. The intent of this update is to improve disclosure requirements related to fair value measurements and disclosures. New disclosures were required regarding transfers in and out of Levels 1 and 2 and activity within Level 3 fair value measurements, as well as clarification of existing disclosures regarding the level of disaggregation of derivative contracts and disclosures about fair value measurement inputs and valuation techniques. The guidance was effective for interim and annual periods beginning after December 15, 2009, except for the Level 3 reconciliation disclosures, which were effective for interim and annual periods beginning after December 15, 2010. The Company adopted the provisions on January 1, 2010, except for the Level 3 reconciliation disclosures, which were adopted on January 1, 2011. Adoption of the disclosure requirements did not have a material impact on the Company’s financial position or results of operations.

In December 2010, the FASB issued Accounting Standards Update 2010-29, Business Combinations: Disclosure of Supplementary Pro Forma Information for Business Combinations, which amended FASB ASC Topic 805, Business Combinations. The objective of this update is to clarify and expand the pro forma revenue and earnings disclosure requirements for business combinations. The guidance was effective for fiscal years beginning after December 15, 2010, and the Company adopted the provision on January 1, 2011. Adoption of the disclosure requirements did not have a material impact on the Company’s financial position or results of operations.

In May 2011, the FASB issued Accounting Standards Update 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS, which amended FASB ASC Topic 820, Fair Value Measurement. The objective of this update is to create common fair value measurement and disclosure requirements between GAAP and International Financial Reporting Standards (“IFRS”). The amendments clarify existing fair value measurement and disclosure requirements and make changes to particular principles or requirements for measuring or disclosing information about fair value measurements. These amendments are not expected to have a significant impact on companies applying GAAP. This provision is effective for interim and annual periods beginning after December 15, 2011. Adoption of this update is not expected to have a material impact on the Company’s disclosures and financial statements.

Acquisitions and Disposition of Oil and Gas Properties	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Acquisitions and Disposition of Oil and Gas Properties

3. Acquisitions and Disposition of Oil and Gas Properties

Acquisitions

On May 25, 2011, the Company entered into a Purchase and Sale Agreement and other related agreements and documents with the Tucker Family Investments, LLLP, DNR Oil & Gas, Inc. (“DNR”), and Tindall Operating Company (collectively, the “Sellers”) for the purchase of certain oil and gas operating properties in Colorado, Kansas, Wyoming, and Montana (collectively, the “Original Purchase and Sale Agreement”). DNR is principally owned by an officer and director of the Company, Charles B. Davis. The consideration for the purchase was determined by bargaining between management of the Company and Sellers, and the Company used reports of independent engineering firms to analyze the purchase price. The base purchase price for the properties was $10.0 million, of which the Company paid a nonrefundable down payment of $0.5 million and the remaining $9.5 million was financed by the Sellers pursuant to a promissory note due July 1, 2011. The Company was unable to arrange the funding to pay the $9.5 million promissory note due on July 1, 2011, and therefore, the note was not paid.

On July 29, 2011, the Company and Sellers entered into an Amended and Restated Purchase and Sale Agreement (“PSA”) regarding the purchase of (i) working interests in oil and gas properties located in Wyoming, Colorado, Kansas and Montana (the “Properties”), and (ii) vested contractual rights in the net proceeds from the future sale of certain properties located in Wyoming (the “Separate Interests”). The material terms of the PSA included an aggregate base purchase price for the Properties and the Separate Interests of $11.0 million to be paid by an initial payment of $0.9 million, comprised of (i) a credit in the amount of $0.5 million previously paid by the Company in connection with the Original Purchase and Sale Agreement; and (ii) $0.4 million in funds paid contemporaneously with the execution of the PSA. The remaining principal balance of the base purchase price in the amount of $10.1 million, together with interest at 10% per annum, was payable to Sellers in three monthly payments, with $3.7 million due August 15, 2011 (extended to August 31, 2011), and $3.2 million due on each of September 15, 2011 and October 15, 2011. By September 29, 2011, all required consideration had been paid to Sellers and closing of the PSA was completed.

The PSA provided that the Company was entitled to the Properties’ oil and gas production and sales proceeds beginning on April 1, 2011, and the Company was also responsible for the lease operating expenses of the Properties beginning on April 1, 2011. The net proceeds from oil and gas sales, less production taxes and lease operating expenses from April 1, 2011 to July 29, 2011 amounted to $766,728, which was treated as a reduction of the carrying costs of the Properties.

The acquisition of the Properties was structured whereby the Company acquired 100% of Seller’s interest in certain geologic zones of the properties. Presented below is a summary of agreed-upon values associated with the Properties and the Separate Interests, along with a discussion of the interests in the Properties retained by the Sellers:

Properties:
Rex Lake/ Big Hollow (WY)	$511,025	(b)
Kansas	2,152,216	(a)
Montana	98,179	(b)
Wyoming	2,733,773	(b)
Buff (WY)	611,211	(b)
Colorado	2,507,678	(a)

Total Working Interest Properties	8,614,082
Separate Interests	2,385,918	(d)

	$11,000,000	(c)

(a)	For a period of ten years after the closing date, the Colorado and Kansas properties provide for additional consideration that is payable to Sellers based on increases in Nymex prices for oil and natural gas, without regard to changes in the Company’s oil and natural gas reserves (referred to as the “Price Increase Factor”). If Nymex thresholds of $90, $100, $110, $125 and $150 per barrel of oil are exceeded for periods of 61 consecutive days, incremental purchase consideration of $250,000, $250,000, $500,000, $500,000 and $2,000,000, respectively, will be payable to Sellers. Similarly, if Nymex thresholds of $5.00, $6.00, $7.50, $10.00 and $12.00 per MMbtu of natural gas are exceeded for periods of 61 consecutive days, incremental purchase consideration of $50,000, $50,000, $150,000, $250,000 and $250,000, respectively, will be payable to Sellers.

The Colorado and Kansas properties also provide for additional consideration that is payable to Sellers if reserves classified as “possible” are converted to “proved producing reserves” through drilling or recompletion activities over a period of ten years after the closing date (referred to as the “Possible Reserve Factor”). For such increases in oil reserves, the Sellers are entitled to additional consideration of $250,000 for each increase of 20,000 net barrels; and for such increases in natural gas reserves, the Sellers are entitled to additional consideration of $150,000 for each increase of 150,000 mcf of natural gas.

The Possible Reserve Factor also requires a multiplier effect from 1 to 5 depending on the Price Increase Factor that is effective when the proved producing reserves are obtained. For example, the Possible Reserve Factor consideration would be multiplied by 2 if the oil Price Increase Factor of $100 is in effect when the proved producing reserves are confirmed. Similarly, the Possible Reserve Factor consideration would be multiplied by 2 if a natural gas Price Increase Factor of $6.00 per MMbtu is in effect when the proved producing natural gas reserves are confirmed. The maximum increase in purchase price for the Kansas and Colorado properties is limited to $5 million.

(b)	Additional consideration is also payable for the properties located in Wyoming to the extent that the Company increases proved producing reserves through future drilling or recompletion activities in formations that are not producing as of the closing date under the Possible Reserve Factor. Similar to the properties in Colorado and Kansas, the Possible Reserve Factor will be multiplied by a factor of 1 to 5 depending on the Price Increase Factor that is effective when the proved producing reserves are obtained.

Furthermore, if the Company sells any of the properties in Wyoming, the Sellers have retained an interest of 70% in the net sales proceeds (after the Company receives a recovery of 125% of the original agreed-upon allocation as contained in the table above).

The maximum increase in purchase price (including Sellers retained interest of 70% for the Wyoming properties discussed in the preceding paragraph) for all properties in all states shown in the table above is limited to $25 million. Due to the sale of the Separate Interests discussed below, accrual of $500,000 due to a sustained increase in oil prices over $90 and $100 per barrel, and the sale of a second property in February 2012, the maximum future consideration has been reduced by approximately $5.2 million to $19.8 million.

(c)	Note that the values shown in this table are the allocation amounts attributable to the proved developed zones agreed to between the Company and the Sellers, before purchase adjustments for pre-acquisition net revenues received, oil in tanks and contingent purchase price adjustments. These adjustments do not modify the agreed upon value for purposes of the adjustments discussed above but will affect the final purchase allocation under generally accepted accounting principles.

(d)	With respect to the Separate Interests, a formal closing and transfer of title was not required, and did not occur, in order for the Company to realize its proceeds related to the sale of the Separate Interests. The Company acquired the contractual rights associated with the Separate Interests on July 29, 2011, and the Company’s share of the net proceeds of $5,101,047 was received on August 23, 2011, which resulted in recognition of a non-operating gain in the third quarter of 2011 of $2,479,934. The Company applied the $5,101,047 of net proceeds to the payments due under the PSA.

The table below reflects unaudited pro forma results as if the third quarter of 2011 acquisition of oil and gas properties had taken place as of January 1, 2011:

	Six Months Ended June 30, 2011:
	Historical	Pro Forma
Total revenue	$45,639	$1,542,954

Net income (loss)	$(1,294,073)	$(1,355,901)

Net income (loss) applicable to common stockholders	$(1,294,073)	$(1,355,901)

Earnings per share:
Basic	$(0.22)	$(0.23)

Diluted	$(0.22)	$(0.23)

The unaudited pro forma data gives effect to the actual operating results of the acquired properties prior to the acquisition, adjusted to include the pro forma effect of depreciation, depletion, amortization and accretion based on the purchase price of the properties. Other pro forma adjustments were recorded to eliminate gas gathering production costs payable to DNR that due to our purchase of the Buff field would have been eliminated, and to increase expenses by $15,000 per month for administrative costs incurred under an Operating Agreement with DNR that was effective on October 1, 2011.

Property Disposition

In February 2012, the Company sold to an unaffiliated party a working interest in a well and related lease in Niobrara County, Wyoming for gross proceeds of approximately $1,109,000. After payment of additional consideration pursuant to the formula discussed under (b) in the acquisition table above, the Company realized net proceeds of $826,000. The purchaser assumed the asset retirement obligations estimated at approximately $16,000 and after deducting the net book value of the property, the Company recognized a gain on sale of $533,048. The Company retained a 2.575% overriding royalty interest in this property. This sale comprised approximately 1.6% of the Company’s barrels of oil equivalent (“BOE”) of oil and gas reserve quantities, and approximately 2.2% of the Company’s discounted future net revenues prior to the sale. The Company determined that this sale did not qualify for discontinued operations reporting. This gain on sale is included in operating revenues in the unaudited consolidated statement of operations for the six-months ended June 30, 2012.

3. Acquisitions and Disposition of Oil and Gas Properties

Acquisitions

On May 25, 2011, the Company entered into a Purchase and Sale Agreement and other related agreements and documents with the Tucker Family Investments, LLLP, DNR Oil & Gas, Inc. (“DNR”), and Tindall Operating Company (collectively, the “Sellers”) for the purchase of certain oil and gas operating properties in Colorado, Kansas, Wyoming, and Montana (collectively, the “Original Purchase and Sale Agreement”). DNR is owned by a director of the Company, Charles B. Davis. The consideration for the purchase was determined by bargaining between management of the Company and Mr. Davis, and the Company used reports of independent engineering firms to analyze the purchase price. The base purchase price for the properties was $10 million, of which the Company paid a nonrefundable down payment of $500,000 and the remaining $9.5 million was financed by the Sellers pursuant to a promissory note due July 1, 2011. The Company was unable to arrange the funding to pay the $9.5 million promissory note due on July 1, 2011, and therefore, the note was not paid. On July 29, 2011, the Company and Sellers entered into an Amended and Restated Purchase and Sale Agreement regarding the acquisition by the Company of the oil and gas properties. The material terms of the agreement are a base purchase price for the properties of $11 million to be paid by an initial payment of Nine Hundred Thousand and 00/l00 Dollars ($900,000.00), comprised of (i) a credit in the amount of Five Hundred Thousand and 00/l00 Dollars ($500,000.00) previously paid by Buyer in connection with the Original Purchase and Sale Agreement; and (ii) Four Hundred Thousand and 00/l00 Dollars ($400,000.00) in funds contemporaneously with the execution of the Agreement. The remaining principal balance of the base purchase price in the amount of Ten Million One Hundred Thousand and 00/l00 Dollars ($10,100,000.00), together with interest at the monthly interest rate of Eighty Three Hundredths of One Percent (0.83%), will be paid to Sellers in three monthly payments, with $3,700,000.00 due August 15, 2011 (extended to August 31, 2011), and $3,200,000.00 due on each of September 15, 2011 and October 15, 2011, closed September 29, 2011, and were paid in full on September 30, 2011.

The Company as part of the agreement received the production of oil and gas from April 1, 2011 and was responsible was the lease operating expenses for that period. The net proceeds of the production, production taxes, and lease operating expenses from April 1, 2011 to July 29, 2011 of $766,728 was applied to the carrying costs of the oil & natural gas properties.

The acquisition was structured whereby the Company acquired 100% of Seller’s interest in certain geologic zones of the properties. Presented below is a summary of agreed-upon values associated with the properties along with a discussion of the interests retained by the Sellers:

Rex Lake/ Big Hollow (WY)	$511,025	(b)
Kansas	2,152,216	(a)
Montana	98,179	(b)
Wyoming	2,733,773	(b)
Buff (WY)	611,211	(b)
Colorado	2,507,678	(a)
School Creek (WY)	2,385,918	(b)

	$11,000,000	(c)

(a)	The Colorado and Kansas properties provide for additional consideration that is payable to Sellers if proved producing reserves are increased on these properties through drilling or recompletion activities over a period of ten years after the closing date. To the extent that oil reserves increase, the Sellers are entitled to additional consideration of $250,000 for each increase of 20,000 net barrels. Furthermore, to the extent that oil and gas prices increase, the Sellers are entitled to additional consideration as the targeted price thresholds are exceeded for periods of 61 days. The maximum increase in purchase price for the Kansas and Colorado properties is limited to a maximum of $5 million.
(b)	The properties located in Wyoming and Montana provide a similar formula as used for Colorado and Kansas that could result in an obligation for additional purchase consideration to the extent that the Company performs future drilling or recompletion activities in formations that are not producing as of the closing date. Furthermore, if the Company sells properties where reserves have been proved up through drilling or recompletion, the Sellers have retained an interest of 70% in the net sales proceeds (after Arête receives a recovery of 125% of the original purchase allocation as contained in the table above). The maximum increase in purchase price for all properties shown in the table above is limited to a maximum of $25 million. Due to the sale of School Creek discussed below, the maximum future consideration has been reduced by approximately $4.6 million to $21.4 million.
(c)	Note that the values shown in this table are the allocation amounts attributable to the proved developed zones agreed to between the Company and the Sellers, before purchase adjustments for pre-acquisition net revenues received, oil in tanks and contingent purchase price adjustments. These adjustments do not modify the agreed upon value for purposes of the adjustments discussed above but will affect the purchase allocation under GAAP.

If the Company increases its proven producing net oil reserves or net gas reserves by drilling or recompletion on certain of the acquired properties in Colorado and Kansas, then the Company will pay $250,000 for every 20,000 bbl or 150,000 mcf increase respectively, which amount will be increased by a factor if the Nymex prices for oil or gas stay above a specified price floor for more than 60 days. Cumulative payments under the additional purchase price factor for the Colorado and Kansas properties are limited to $5 million. The Company will also make similar payments to Sellers if the Company increases reserves in the Wyoming properties, and the Company will make additional payments under a formula by which Sellers and the Company will share proceeds of sales or production from untapped formations on the properties to be acquired in Wyoming. Cumulative payments under the additional purchase price factor for the Wyoming properties are limited to $20 million. The aggregate of all additional purchase price payments from all factors is capped at $25 million.

The Company is in the process of evaluating the purchase and the allocation of the purchase price to all assets and liabilities acquired.

Dispositions

The Company also had an agreement for the right to receive a portion of the proceeds from sale of certain of the properties that could be sold before payment in full of the base purchase price and assignment of the properties to the Company. The School Creek properties were sold on August 23, 2011 and the Company received $5,101,047 for its share of the proceeds on the sale, which resulted in a gain on sale of $2,479,934. The Company applied the proceeds to the payments due under the purchase and sale agreement. On September 29, 2011 the Company paid the balance of $5,120,194 that included $121,241 of interest. The Company as part of the agreement received the production of oil and gas from April 1, 2011 and was responsible was the lease operating expenses for that period. The net proceeds of the production, production taxes, and lease operating expenses from April 1, 2011 to July 29, 2011 of $766,812 was applied to the carrying costs of the oil & natural gas properties.

The Company determined that this sale did not qualify for discontinued operations reporting and the gain is included in non-operating income in the 2011 Consolidated Statement of Operations.

Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stockholders' Equity

5. Stockholders’ Equity

Common Stock Issuances

In June 2012, the Company issued an aggregate of 215,327 shares of common stock in satisfaction of previously accrued liabilities as follows:

	Number of Shares	Valuation Price	Amount
Board of Director fees:
Fees for second quarter of 2011	5,769	$5.20	$30,000
Fees for third quarter of 2011	10,000	$3.00	30,000
Fees for fourth quarter of 2011	22,058	$1.36	30,000
Fees for first quarter of 2012	27,778	$1.08	30,000
Related party executive, administrative & operational services
Fees for January 2012	11,538	$1.30	15,000
Fees for February 2012	12,500	$1.20	15,000
Fees for March 2012	13,890	$1.08	15,000
Fees for April 2012	13,044	$1.15	15,000
Related party consulting services in June 2012	85,000	$0.59	50,000
Accrued interest on unrelated party notes payable	7,750	$1.35	10,462
Unrelated party consulting	6,000	$1.08	6,480

Total	215,327	$0.59	$246,942

Board of Directors fees are payable quarterly in common stock based on the closing price at the end of each quarter. Each of the Company’s five directors earns a monthly fee of $2,000 for an aggregate of $30,000 per quarter. In June 2012, an aggregate of 65,605 shares were issued for director fees incurred in the second quarter of 2011 through the first quarter of 2012.

Effective January 1, 2012, the Board of Directors agreed to pay fees for executive, administrative and operational services in the aggregate amount of $15,000 per month to three individuals who are directors and/or stockholders of the Company. These fees are payable in shares of the Company’s common stock based on the closing price on the last day of the month for which the services are performed. In June 2012, the Company issued an aggregate of 50,972 shares of common stock in satisfaction of this obligation for the months of January through April 2012.

In June 2012, the Board of Directors approved the issuance of 85,000 shares of common stock for consulting services provided by an individual that owns preferred stock of the Company. The services were valued based on the closing price of the Company’s common stock on the date of board approval which was $0.59 and resulted in a charge to related party consulting fees of $50,000.

As of June 30, 2012, the Company has a liability for directors’ fees of $30,000 which is expected to result in the issuance of 55,555 shares of common stock in the third quarter of 2012. Additionally, the Company has a liability for accrued consulting fees of $48,750 which is expected to result in the issuance of 74,823 shares of common stock in the third quarter of 2012.

Preferred Stock Dividends

On March 30, 2012 the Board of Directors declared the 15% dividend on the Series A-1 preferred stock which was paid in cash on April 2, 2012. As of June 30, 2012, accrued and undeclared dividends amounted to $195,938. Preferred stock dividends are payable semi-annually in cash or shares of the Company’s common stock, at the election of the Company. The next dividend payment date is on September 30, 2012.

4. Stock transactions

Common stock

Stock issuances:

During the year ended December 31, 2010, 40,000 shares of the Company’s common stock were issued to officers and directors for services. Of the total common shares issued in fiscal year ended December 31, 2010, 35,000 shares of common stock were issued to consultants and for fees.

The Company has authorized shares of 499,000,000 shares of Common Stock and has issued 4,972,635 shares of Common Stock as of December 31, 2010. The total of Common Stock obligated is 1,535,973 shares at December 31, 2010.

On April 11, 2011 the Company held its annual meeting. The shareholders voted to reverse split the common stock of the Company 100 for 1. The effective date of the reverse split was April 18, 2011. All references to shares have been restated to reflect the reverse stock split if it had occurred at the beginning of the earliest period presented.

During the year ended December 31, 2011, the Company had the following common stock issuances:

The Company issued 770,000 shares of common stock to third parties to pay its contract obligations and 770,000 shares to repay certain advances of directors’ common stock;

The board of directors authorized three of the directors to exchange $500,000 of their loans and advances to the Company for 62,500 shares of common stock or $8.00 per common share;

The Company issued 72,841 shares of common stock for its obligation for directors’ fees accrued of $128,000;

The Company sold 203,500 shares of common stock for cash of $203,500 to third parties;

The Company issued 75,000 shares for consulting services to a third party related to the acquisition of properties, such services valued at $457,500;

The Company issued 3,000 shares of common stock to three persons in exchange for loan fees payable to a stockholder, a third party and our CEO, of $12,000; and

The Company exchanged $835,000 of notes payable to 14 third parties for 835,000 shares of common stock.

Preferred stock

The Company recently undertook a private placement of its Preferred Stock Series A1 for the sale of 750 shares at $10,000 per share, on a “best efforts” basis with a minimum offering of 520 shares and maximum offering of 750 shares at $10,000 per share. On September 29, 2011 the Company closed on the minimum by issuing 522.5 shares or $5,225,000 received. The following are the terms of the Preferred Stock Series A1:

Authorized Shares, Stated Value and Liquidation Preference. Seven hundred fifty shares are designated as the Series A1 15% Convertible Preferred Stock, which has a stated value and liquidation preference of $10,000 per share.

Ranking. The Series A1 Preferred Stock will rank senior to future classes or series of preferred stock established after the issue date of the Series A1 Preferred Stock, unless the Company’s Board of Directors expressly provides otherwise when establishing a future class or series. The Series A1 Preferred Stock ranks senior to our common stock in liquidation and dissolution.

Dividends. Holders of Series A1 Preferred Stock are entitled to receive, when, as and if declared by our Board of Directors, non-cumulative dividends at an annual rate of 15.0% of the $10,000 per share liquidation preference. Declared dividends are payable in cash or in shares of Common Stock (at its then fair market value), at the election of the Company.

Voting Rights. The holders of the Series A1 Preferred Stock will vote together with the holders of common stock as a single class on all matters upon which the holders of common stock are entitled to vote, except that the common stock will elect four directors and the Series A1 Preferred Stock will elect three directors. Each share of Series A Preferred Stock will be entitled to such number of votes as the number of shares of common stock into which such share of Preferred Stock is convertible; however, solely for the purpose of determining such number of votes, the conversion price per share will be deemed to be $3.30, subject to customary anti-dilution adjustment. In addition, the holders of the Series A1 Preferred Stock will vote as a separate class with respect to certain matters, including amendments to the Company’s Articles of Incorporation that alter the voting powers, preferences and special rights of the Series A1 Preferred Stock.

Liquidation. In the event we voluntarily or involuntarily liquidate, dissolve or wind up, the holders of the Series A1 Preferred Stock will be entitled, before any distribution or payment out of our assets may be made to or set aside for the holders of any of our junior capital stock and subject to the rights of our creditors, to receive a liquidation distribution in an amount equal to $10,000 per share, plus any declared but unpaid dividends. A merger, consolidation or sale of all or substantially all of our property or business is not deemed to be a liquidation for purposes of the preceding sentence.

Redemption. The Series A1 Preferred Stock is redeemable in whole or in part at our option at any time. The redemption price is equal to $10,000 per share, plus any declared but unpaid dividends.

Preemptive Rights. Holders of the Series A1 Preferred Stock do not have preemptive right to purchase securities of the Company.

Mandatory Conversion. Each share of Series A1 Preferred Stock remaining outstanding will automatically be converted into shares of our common stock upon the earlier of (i) any closing of underwritten offering by the Company of shares of Common Stock to the public pursuant to an effective registration statement under the Securities Act of 1933, in which the aggregate cash proceeds to be received by the Company and selling stockholders (if any) from such offering (without deducting underwriting discounts, expenses and commissions) are at least $15,000,000, and the price per share paid by the public for such shares is at least $3.30 (such price to be adjusted for any stock dividends, combinations or splits or (ii) the date agreed to by written consent of the holders of a majority of the outstanding Series A1 Preferred Stock.

Optional Conversion by Investors. At any time, each holder of Series A1 Preferred Stock has the right, at such holder’s option, to convert all or any portion of such holder’s Series A1 Preferred Stock into shares of our common stock prior to the mandatory conversion of the Series A1 Preferred Stock at a price of $3.30 per share.

Optional Conversion by the Company. On or after six months from the date that the first share is issued, if the closing price of the Common Stock on the Trading Market is $4.50 or more for 20 consecutive trading days, then up to 25% of the outstanding stated value of the Series A1 Preferred Stock, plus any accrued and unpaid dividends, will be subject to conversion into Company common stock at the option of the Company. For each successive period that the closing price of the common stock is at least $4.50 for a period of 20 consecutive trading says beyond the first 20 day period, the Company will have the right to convert another 25% of the outstanding Series A1 Preferred Stock, such that if the closing price of the common stock is at least $4.50 for 80 consecutive trading days, then all of the outstanding shares of Series A1 Preferred Stock may be converted into Company common stock at the Company’s option.

Conversion Price. Each share of Series A1 Preferred Stock is convertible into shares of common stock at a conversion price of $3.30 per share, subject to customary anti-dilution adjustments, including in connection with stock dividends and distributions, stock splits, subdivisions and combinations.

Redemption by Holder. Unless prohibited by Colorado law governing the Company, upon ninety days’ prior written request from any holders of outstanding shares of Series A1 Preferred Stock, the Company may at its discretion, redeem at a redemption price equal to the sum of (i) $10,000 per share and (ii) the accrued and unpaid dividends thereon, to the redemption date, up to one-third of each holder’s outstanding shares of Series A1 Preferred Stock on: (i) the first anniversary of the Original Issuance Date (the “First Redemption Date”), (ii) the second anniversary of the Original Issue Date (the “Second Redemption Date”) and (iii) the third anniversary of the Original Issue Date (the “Third Redemption Date”, along with the First Redemption Date and the Second Redemption Date, collectively, each a “Redemption Date”).

The redemption price for any shares of Series A1 Preferred Stock shall be payable on the redemption date to the holder of such shares against surrender of the certificate(s) evidencing such shares to the Corporation or its agent. The Company may instead at its option, reduce the applicable conversion price by 50% with respect to the shares of preferred stock for which redemption has been requested.

Advances payable/Operator Agreement - related parties	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Advances payable/Operator Agreement - related parties

9. Related Party Operator Agreement

In connection with the acquisition agreement entered into in the third quarter of 2011, the Company executed an operating agreement whereby DNR provides services to operate all of the properties acquired by the Company for a monthly fee of $23,000. The operating agreement expired on March 31, 2012 and renews on a month to month basis. Based on operator costs for the properties prior to the Company’s acquisition, approximately $8,000 per month is included in lease operating expenses and $15,000 per month is included in related party consulting fees in the accompanying unaudited consolidated statements of operations.

5. Advances payable – related parties

The officers and directors of the Company have advanced funds to pay for the filing and other necessary costs of the Company. As of December 31, 2010 and 2011, the Company owed the related parties are unsecured, due on demand, and working capital advances:

	2010	2011
Advances – Donald Prosser (2)	$220,000	$20,000
Advances – Donald Prosser (3)	4,290	4,100
Advances – Donald Prosser (1)	215,000	—
Advances – Charles Gamber (3)	4,966	—
Advances – William Stewart (3)	20,219	20,219
Advances – William Stewart (2)	75,000	25,000
Advances – Charles Davis (2)	125,000	—
Advances – Charles Davis (2)	40,000	40,000

Balances	$704,475	$109,319

(1)	Donald W. Prosser pledged 215,000 shares of his Common stock to unrelated individuals in exchange for a loan to the Company of $215,000 due in May 2011. The advance was used as working capital.
(2)	$460,000 at December 31, 2010 and $85,000 at December 31, 2011 of the advances bear interest at 9.6% per annum.
(3)	$29,475 at December 31, 2010 and $24,319 at December 31, 2011 of the advances bear interest at 8.0% per annum.

The Company has related party payables of accrued interest to the officers and directors above of $ 37,121 at December 31, 2011. In addition, the Company owes an entity owned by Charles Davis, DNR Oil & Gas, Inc. The balance owed to DNR Oil & Gas, Inc. as of December 31, 2011 for expenses of $151,748 was included in accounts payable and production to the operator of $416,835 and $576,791 for the oil in tanks at April 1, 2011, also included in accounts payable $250,000 additional consideration is due to DNR for the acquisition. The Company accrued $90,000 for director fees for the second, third, and fourth quarters 2011.

Contracts payable	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Contracts payable

6. Contracts Payable

The Company entered into a consulting contract for financing, structure, and investor services on March 2, 2010 for 800,000 shares of Common Stock valued at $500,000. The contract is for a period of three years and is being amortized ratably over the service period. For the quarters ended June 30, 2011 and 2012, $41,667 related to this consulting contract is included in investor relations expense in the accompanying unaudited consolidated statements of operations. For the six-months ended June 30, 2011 and 2012, $83,333 related to this consulting contract is included in investor relations expense in the accompanying unaudited consolidated statements of operations. As of June 30, 2012, the unamortized balance of approximately $111,000 is included in prepaid expenses and other in the accompanying unaudited consolidated balance sheet.

6. Contracts payable

The Company had a director of the Company pay for consulting services related to the marketing of the Company, its financing and financial operations. The director paid the consultants 220,000 shares in 2010 and 100,000 shares in 2011 of his common stock of the Company in exchange for the services valued at $ 230,000. One of the contracts is for a period of one year, the fiscal year 2010, amortized over that period. The second contract is for two years beginning January 1, 2010 and will be amortized over the two year period. The unused balance of the contact is carried as prepaid expenses. The stock was repaid in equal shares during the second fiscal quarter of 2011 and was adjusted for the 100 to 1 stock reverse on a pro rata basis.

The Company owes a director for services related to the operations of the pipeline business and purchase of oil and gas properties. The board of directors agreed to pay the director on a three year contract beginning January 1, 2010 $245,000 to be paid in the form of 350,000 shares of common stock. The expense will be amortized over the life of the contract at $30,625 per quarter and the unused balance will be carried as a prepaid expense. The contract was paid in equal shares during the second fiscal quarter of 2011.

The Company entered into a consulting contract with an unrelated party for financing, structure, and investor services on March 2, 2010 for 800,000 shares of Common Stock valued at $500,000. The contract is for a period of three years and will be amortized over a thirty-six month period. The contract was paid in equal shares during the second fiscal quarter and 770,000 shares were issued in May 2011. The remaining 30,000 shares owed are valued at $ 18,750.

The Company owed its directors for services for part of 2008, 2009, 2010 and first quarter 2011. They were accruing $128,000 during fiscal 2010 and first quarter of fiscal 2011 to be paid in the future with 72,841 shares of Common Stock valued at an average of $1.76 per share. All shares were issued in May 2011.

Notes payable	12 Months Ended
Dec. 31, 2011
Notes payable

7. Notes payable

In May 2011, the Company received proceeds from a bridge loan of $250,000 from two unrelated individuals at 12% interest. The loan is secured by shares of common stock owned by the CEO of the Company and due on August 31, 2011 and verbally extended to March 7, 2012. In July 2011, the Company received proceeds from a second bridge loan of $340,000 from three unrelated individuals at 10% interest. The loan is unsecured and due on September 30, 2011 verbally extended to November 30, 2011 the loans were paid in full in December 2011. The balance of the loans outstanding at December 31, 2011 is $250,000.

The Company secured a note for a maximum $850,000 with a stockholder. The note has an assignment of the production receivable of $981,203. The interest rate is 12% plus a processing and loan fees to be determined by the usage of the line and length of the outstanding balance. The note was paid in full at December 31, 2011.

Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Income Taxes

4. Income Taxes

The book to tax temporary differences resulting in deferred tax assets and liabilities are primarily net operating loss carry forwards of approximately $8.2 million which expire in 2015 through 2031. A 100% valuation allowance has been established against the deferred tax assets, as utilization of the loss carry forwards and realization of other deferred tax assets cannot be reasonably assured.

8. Income taxes

At December 31, 2011, the Company has net operating loss (“NOL”) carryforwards for Federal income tax purposes of approximately $8,000,000. If not previously utilized, the NOL carryforwards will expire in 2015 through 2031.

For the years ended December 31, 2010 and 2011, the Company did not recognize any current or deferred income tax benefit or expense. Actual income tax benefit (expense) for the years ended December 31, 2010 and 2011 differs from the amounts computed using the federal statutory tax rate of 34%, as follows:

	2010	2011
Income tax benefit (expense) at the statutory rate	$290,000	$(168,000)
Benefit (expense) resulting from:
Increase in Federal valuation allowance	(290,000)	—
Utilization of net operating loss carryforwards	—	168,000

Income tax benefit (expense)	$—	$—

At December 31, 2010 and 2011, the tax effects of temporary differences that give rise to significant deferred tax assets and liabilities are presented below:

	2010	2011
Federal net operating loss carryforwards	$2,856,000	$2,720,000
State net operating loss carryforwards	413,000	400,000
Oil and gas properties	—	(217,000)
Asset retirement obligations	—	222,000

Net deferred tax assets	3,269,000	3,125,000
Less valuation allowance	(3,269,000)	(3,125,000)

Net deferred tax assets	$—	$—

A valuation allowance has been recorded for all deferred tax assets since the “more likely than not” realization criterion was not met as of December 31, 2010 and 2011.

A tax benefit from an uncertain tax position may be recognized if it is “more likely than not” that the position is sustainable based solely on its technical merits. For the years ended December 31, 2010 and 2011, the Company had no unrecognized tax benefits and management is not aware of any issues that would cause a significant increase to the amount of unrecognized tax benefits within the next year. The Company’s policy is to recognize any interest or penalties as a component of income tax expense. The Company’s material taxing jurisdictions are comprised of the U.S. federal jurisdiction and the states of Colorado, Wyoming and Kansas. The tax years 2006 through 2011 remain open to examination by these taxing jurisdictions.

Asset retirement obligations (ARO)	12 Months Ended
Dec. 31, 2011
Asset retirement obligations (ARO)

9. Asset retirement obligations (ARO)

A reconciliation of the Company’s asset retirement obligations for the years ended December 31, 2010 and 2011, are as follows (in thousands):

	Year Ended December 31:
	2010	2011
Beginning of year	$—	$—
Liabilities incurred	—	639,176
Liabilities settled	—	—
Accretion expense	—	14,064
Revisions to estimate	—	—

End of year	—	653,240
Less current asset retirement obligations	—	(15,398)

Long-term asset retirement obligations	$—	$637,842

Commitments and contingencies	12 Months Ended
Dec. 31, 2011
Commitments and contingencies

10. Commitments and contingencies

Lease commitments:

The Company entered into a lease for roads and compressor space in Wyoming for the pipeline. This commitment began in October and paid annually in April. The expense in 2010 was $9,600 and the cost in 2011 was $9,600, included in pipeline costs. Storage rent expense for the years ended December 31, 2010 and December 31, 2011 amounted to $554 and $1,079 respectively. The Company uses office space and conference room space provided by a director for $3,000 rent for the years ended December 31, 2010 and 2011.

The following is a schedule by years of minimum future rentals on non-cancelable operating leases as of December 31, 2011:

	Compressor
	Pad and Roads	End pad	Total
2012	$2,250	$600	$2,850
2013	—	600	600
2014	—	600	600
2015	—	600	600
2016	—	600	600
Thereafter	—	3,300	3,300

Total minimum future rentals	$2,250	$6,300	$8,550

Discontinued operations	12 Months Ended
Dec. 31, 2011
Discontinued operations

11. Discontinued operations

The Company’s decision to pursue projects and investments in oil and natural gas exploration and production required that it formally discontinue its former operations beginning August 1, 2003. This decision is reflected by a change in the presentation of the Company’s financial statements to segregate discontinued operating results in previous periods from continuing operations going forward. There is no effect in the current three month period or nine month period of this reclassification.

During 2003, the Company abandoned the development of an inactive subsidiary. At December 31, 2011, the remaining liabilities of this division of $111,690 in unpaid payroll taxes, other payables, and possible penalties has been included as relief of debt income and there is no remaining liability.

Business and Credit Concentrations	12 Months Ended
Dec. 31, 2011
Business and Credit Concentrations

12. Business and Credit Concentrations

Concentrations of Market Risk. The future results of the Company’s oil and gas operations will be affected by the market prices of oil and gas. A readily available market for crude oil, natural gas and liquid products in the future will depend on numerous factors beyond the control of the Company, including weather, imports, marketing of competitive fuels, proximity and capacity of oil and gas pipelines and other transportation facilities, any oversupply or undersupply of oil, gas and liquid products, the regulatory environment, the economic environment and other regional and political events, none of which can be predicted with certainty.

The Company operates in the exploration, development and production phase of the oil and gas industry. Its receivables include amounts due from DNR Oil & Gas, Inc. (“DNR”), a related party that operates the Company’s oil and gas properties and collects remittances from the purchasers of the Company’s oil and natural gas. The Company believes that no single customer or joint venture partner exposes the Company to significant credit risk. While certain of these customers and joint venture partners are affected by periodic downturns in the economy in general or in their specific segment of the natural gas or oil industry, the Company believes that its level of credit-related losses due to such economic fluctuations has been and will continue to be immaterial to the Company’s results of operations in the long-term. Trade receivables are not collateralized.

Concentrations of Credit Risk. The Company maintains its cash in bank accounts that, at times, may exceed federally insured limits. At December 31, 2011, the Company had approximately $793,000 of cash in bank accounts that exceeded the $250,000 federally insured limit. The difference between this amount and the amount of cash and equivalents shown in the 2011 consolidated balance sheets is primarily attributable to outstanding checks. The Company has not experienced any losses related to investments in cash and equivalents.

Pro-Forma information acquisition (unaudited)	12 Months Ended
Dec. 31, 2011
Pro-Forma information acquisition (unaudited)

13. Pro-Forma information acquisition (unaudited)

The table below reflects unaudited pro forma results as if the acquisition of oil and gas properties had taken place as of January 1, 2010:

	2010	2011
Total revenue	$2,254,564	$2,756,294

Net income (loss)	$(1,712,241)	$458,553

Net income (loss) applicable to common stockholders	$(1,712,241)	$262,553

Earnings per share:
Basic	$(0.35)	$0.04

Diluted	$(0.35)	$0.04

The unaudited pro forma data gives effect to the actual operating results of the acquired properties prior to the acquisition, adjusted to include the pro forma effect of depreciation, depletion, amortization and accretion based on the purchase price of the properties. The unaudited pro forma results exclude the operating results for the School Creek property that was acquired on July 29, 2011 and sold on August 23, 2011 as discussed further in Note 3. Other pro forma adjustments eliminated gas gathering production costs payable to DNR due to our purchase of the Buff field, and to increase expenses by $15,000 per month for administrative costs incurred under an Operating Agreement with DNR that was effective on October 1, 2011. Pro forma adjustments were recognized to record interest expense on $10.1 million of seller financing from January 1, 2010 through July 29, 2011.

Subsequent events	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Subsequent events

10. Subsequent events

In July 2012, the owner of the natural gas gathering system that the Company uses to transport production from its Colorado natural gas properties notified the Company that it is undertaking a program to significantly expand its gathering and processing capacity. While the long-term impact of this program may be somewhat favorable, the near term impact will likely be service interruptions and curtailments that could have an adverse impact on the Company’s future natural gas sales. During April and June 2012, the Company received “force majeure” notices about service interruptions and curtailments that impacted the Colorado properties. Natural gas production for the Colorado properties was approximately 15% lower in the second quarter of 2012 compared to the first quarter of 2012.

On September 29, 2012, the Company borrowed $455,000 under a note agreement that provides for interest at an annual rate of 12% with unpaid principal and interest due on March 29, 2013. The Company also agreed to assign 75% of its operating income from its oil and gas operations and any lease or well sale or any other asset sales to the Note Holder to secure the debt. The Note Holder is 100% owned by a consultant and shareholder of the Company. The Company also paid a loan fee of $2,700 and prepaid interest of $27,300 on the Note, resulting in net proceeds of $420,000.

On September 11, 2012 the Board of Directors declared the 15% dividend on the Series A-1 preferred stock which was paid in cash in the approximate amount of $392,000 on October 1, 2012.

14. Subsequent events

The Company sold a working interest in a well and related lease in Niobrara County Wyoming of its recently acquired assets for approximately $1.1 million to an unaffiliated party. Arête paid $144,682 in the original purchase price for a 50% working interest and an overriding royalty interest. In October 2011, Arête purchased the remaining 50% working interest and an overriding royalty interest for $168,420. Therefore, Arête’s gain on the sale is approximately $750,000 is expected to be recognized in the first quarter of 2012, and it retains its 2.575% overriding royalty interest.

Supplementary Oil and Gas Information (unaudited)	12 Months Ended
Dec. 31, 2011
Supplementary Oil and Gas Information (unaudited)

15. Supplementary Oil and Gas Information (unaudited)

Costs Incurred. Costs incurred in oil and gas property acquisition (including the School Creek property described in Note 3), exploration and development activities and related depletion per equivalent unit-of-production were as follows:

	2010	2011
Acquisition costs:
Unproved properties	$—	$132,945
Proved properties	—	8,321,638
School Creek property	—	2,621,113
Exploration costs	—	—
Development costs	—	—
Asset retirement obligations	—	639,176

Total costs incurred	$—	$11,714,872

Depletion per BOE of production	$—	$22.72

Supplemental Oil and Gas Reserve Information

The reserve information presented below is based on estimates of net proved reserves as of December 31, 2011 that were prepared by the Company’s independent petroleum engineering firm, Ryder Scott Company, in accordance with guidelines established by the SEC.

Proved oil and gas reserves are the estimated quantities of crude oil and natural gas which geological and engineering data demonstrate with reasonable certainty to be recoverable in future years from known reservoirs under existing economic and operating conditions (i.e., prices and costs as of the date the estimate is made). Proved developed oil and gas reserves are reserves that can be expected to be recovered through existing wells with existing equipment and operating methods.

Changes in Proved Reserves

The Company did not have any proved reserves prior to 2011. The following table sets forth information regarding the Company’s estimated total proved and oil and gas reserve quantities (excluding the School Creek property described in Note 3) for the year ended December 31, 2011:

	Oil (Bbl)	Gas (Mcf)	Equivalent (BOE)
Balance, December 31, 2010	—	—	—
Purchase of oil and gas reserves in place	385,008	865,778	529,305
Production	(9,990)	(38,477)	(16,403)

Balance, December 31, 2011	375,018	827,301	512,902

Proved reserves, December 31, 2011:
Proved developed	290,038	604,476	390,784

Proved undeveloped	84,980	222,825	122,118

Standardized Measure

Certain information concerning the assumptions used in computing the valuation of proved reserves and their inherent limitations are discussed below. The Company believes such information is essential for a proper understanding and assessment of the data presented.

Future cash inflows are computed by applying the SEC-mandated 12 month arithmetic average of the first of month price for January through December 31, 2011, which resulted in benchmark prices of $96.19 per barrel for crude oil and $4.12 per MMbtu for natural gas. Prices were further adjusted for transportation, quality and basis differentials, which resulted in an average price used as of December 31, 2011 of $83.79 per barrel of oil and $5.84 per Mcf for natural gas.

The assumptions used to compute estimated future cash inflows do not necessarily reflect the Company’s expectations of actual revenues or costs, nor their present worth. In addition, variations from the expected production rate also could result directly or indirectly from factors outside of the Company’s control, such as unexpected delays in development, changes in prices or regulatory or environmental policies. The reserve valuation further assumes that all reserves will be disposed of by production. However, if reserves are sold in place, additional economic considerations could also affect the amount of cash eventually realized.

Future development and production costs are computed by estimating the expenditures to be incurred in developing and producing the proved oil and gas reserves at the end of the year, based on year-end costs and assuming continuation of existing economic conditions.

Future income tax expenses are computed by applying the appropriate year-end statutory tax rates, with consideration of future tax rates already legislated, to the future pre-tax net cash flows relating to the Company’s proved oil and gas reserves. Permanent differences in oil and gas related tax credits and allowances are recognized.

A 10% annual discount rate was used to reflect the timing of the future net cash flows relating to proved oil and gas reserves.

The following table presents the standardized measure of discounted future net cash flows related to proved oil and gas reserves as of December 31, 2011:

Future cash inflows	$36,256,572
Future production costs	(14,467,156)
Future development costs	(964,486)
Future income taxes	(4,687,201)

Future net cash flows	16,137,729
10% annual discount	(7,795,729)

Standardized measure of discounted future net cash flows	$8,342,000

The present value (at a 10% annual discount) of future net cash flows from the Company’s proved reserves is not necessarily the same as the current market value of its estimated oil and gas reserves. The Company bases the estimated discounted future net cash flows from its proved reserves on average prices realized in the preceding year and on costs in effect at the end of the year. However, actual future net cash flows from the Company’s oil and gas properties will also be affected by factors such as actual prices the Company receives for oil and gas, the amount and timing of actual production, supply of and demand for oil and gas and changes in governmental regulations or taxation.

The timing of both the Company’s production and incurrence of expenses in connection with the development and production of oil and gas properties will affect the timing of actual future net cash flows from proved reserves, and thus their actual present value. In addition, the 10% annual discount factor the Company uses when calculating discounted future net cash flows may not be the most appropriate discount factor based on interest rates in effect from time to time and risks associated with the Company or the oil and gas industry in general.

A summary of changes in the standardized measure of discounted future net cash flows is as follows for the year ended December 31, 2011:

Standardized measure of discounted future net cash flows, beginning of year	$—
Sales of oil and gas, net of production costs and taxes	(440,596)
Changes in estimated future development costs	(918,376)
Purchases of reserves in place	15,846,975
Sales of reserves in place	(3,622,558)
Net changes in future income taxes	(2,523,445)

Standardized measure of discounted future net cash flows, end of year	$8,342,000

Notes and Advances Payable	6 Months Ended
Jun. 30, 2012
Notes and Advances Payable

7. Notes and Advances Payable

Notes and advances payable consist of the following as of December 31, 2011 and June 30, 2012:

	2011	2012
Officers, directors and affiliates:
Notes and advances payable, interest at 8.0%, due on demand	$24,319	$10,950
Notes and advances payable, interest at 9.7%, due on demand	85,000	85,000
Note payable, interest at 12.0%, due March 2013	—	150,000

Total officers, directors and affiliates	109,319	245,950

Unrelated parties:
Note payable, interest at 12.0%, due March 2013	—	250,000
Notes payable, interest at 12.0%, due March 2012	250,000	—

Total unrelated parties	250,000	250,000

Total notes and advance payable	$359,319	$495,950

All of the notes payable shown above are unsecured. Accrued interest on notes and advances payable amounted to $88,303 as of December 31, 2011 and $39,375 as of June 30, 2012.

Asset Retirement Obligations	6 Months Ended
Jun. 30, 2012
Asset Retirement Obligations

8. Asset Retirement Obligations

The Company follows accounting for asset retirement obligations in accordance with ASC 410, Asset Retirement and Environmental Obligations, which requires that the fair value of a liability for an asset retirement obligation be recognized in the period in which it was incurred if a reasonable estimate of fair value can be made. The Company’s asset retirement obligations primarily represent the estimated present value of the amounts expected to be incurred to plug, abandon and remediate producing and shut-in wells at the end of their productive lives in accordance with applicable state and federal laws. The Company determines the estimated fair value of its asset retirement obligations by calculating the present value of estimated cash flows related to plugging and abandonment liabilities. The significant inputs used to calculate such liabilities include estimates of costs to be incurred; the Company’s credit adjusted discount rates, inflation rates and estimated dates of abandonment. The asset retirement liability is accreted to its present value each period and the capitalized asset retirement costs are amortized using the unit of production method.

A reconciliation of the Company’s asset retirement obligations (“ARO”) for the six-months ended June 30, 2012, is as follows:

Balance, December 31, 2011	$653,240
Liabilities paid	—
Liabilities assumed by buyer of properties	(16,411)
Accretion expense	4,101
Revisions of prior estimates	26,437

Balance, June 30, 2012	667,367
Less current asset retirement obligations	(67,527)

Long-term asset retirement obligations	$599,840

Summary of significant accounting policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Basis of presentation

Basis of presentation

The accompanying unaudited consolidated financial statements have been prepared by the Company. In the opinion of management, the accompanying unaudited financial statements contain all adjustments (consisting of only normal recurring accruals) necessary for a fair presentation of the financial position as of December 31, 2011 and June 30, 2012, and the results of operations, changes in stockholders’ equity, and cash flows for the six-months ended June 30, 2011 and 2012. Operating results for the interim periods presented are not necessarily indicative of the results that may be expected for a full year. The Company’s annual audited consolidated financial statements included elsewhere herein include a summary of significant accounting policies that should be read in conjunction with these unaudited financial statements. Except as disclosed herein, there have been no material changes to the information disclosed in the notes to the consolidated financial statements included in the Company’s 2011 audited consolidated financial statements.

Basis of presentation The Company follows accounting principles generally accepted in the United States of America. (“GAAP”).
Use of estimates

Use of estimates

Preparation of the Company’s financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make various assumptions, judgments and estimates that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Changes in these assumptions, judgments and estimates will occur as a result of the passage of time and the occurrence of future events and, accordingly, actual results could differ from amounts initially established.

The most significant areas requiring the use of assumptions, judgments and estimates relate to the volumes of natural gas and oil reserves used in calculating depreciation, depletion and amortization (“DD&A”), the amount of expected future cash flows used in determining possible impairments of oil and gas properties and the amount of future capital costs used in these calculations. Assumptions, judgments and estimates also are required in determining future asset retirement obligations, impairments of undeveloped properties, and in valuing share-based payment awards. During the second quarter of 2012, the Company revised its estimates for plugging and abandonment costs and reduced its estimates of proved oil and gas reserves for certain wells that the Company intends to plug and abandon. The aggregate impact of these changes resulted in an increase in our DD&A expense of approximately $74,000 for the first six-months of 2012.

The only component of comprehensive income that is applicable to the Company is net income (loss). Accordingly, a separate statement of comprehensive income (loss) is not included in these financial statements.

Use of estimates

Preparation of the Company’s financial statements in accordance with GAAP requires management to make various assumptions, judgments and estimates that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Changes in these assumptions, judgments and estimates will occur as a result of the passage of time and the occurrence of future events and, accordingly, actual results could differ from amounts initially established.

The most significant areas requiring the use of assumptions, judgments and estimates relate to the volumes of natural gas and oil reserves used in calculating depreciation, depletion and amortization (“DD&A”), the amount of expected future cash flows used in determining possible impairments of oil and gas properties and the amount of future capital costs used in these calculations. Assumptions, judgments and estimates also are required in determining future asset retirement obligations, impairments of undeveloped properties, and in valuing stock-based payment awards.

The only component of comprehensive income that is applicable to the Company is net income (loss). Accordingly, a separate statement of comprehensive income (loss) is not included in these financial statements.

Reclassifications

Reclassifications

The Company has condensed certain line items within the current period financial statements, and certain prior period balances were reclassified to conform to the current year presentation. Reclassifications did not have any impact on the Company’s previously reported working capital, results of operations or cash flows.

Reclassifications

A reclassification was made on the December 31, 2010 balance sheet and December 31, 2010 cash flow statement. It was determined that a prepaid expense and a payable should not have been recorded for consulting services which were to be paid in stock but the stock had not been issued . This reclassification did not have any impact on the Company’s previously reported working capital, results of operations or net cash flows. In the Company’s 2011Consolidated Statement of Operations included in its annual report on Form 10-K, the gain on sale of oil and gas properties described in Note 3 of $2,479,934 was included in operating revenue. This amount was reclassified as non-operating income in the accompanying Consolidated Statement of Operations for the year ended December 31, 2011.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements of the Company include the accounts of Arête and its inactive subsidiary, Aggression Sports. All intercompany accounts and transactions have been eliminated in consolidation.

Cash and cash equivalents

Cash and cash equivalents

For purposes of the statement of cash flows, the Company considers cash and all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.

Gas gathering system, furniture and equipment

Gas gathering system, furniture and equipment

The gas gathering system, furniture and equipment are stated at cost. Material expenditures that increase the life of an asset are capitalized and depreciated over the estimated remaining useful life of the asset. The cost of normal maintenance and repairs is charged to operating expenses as incurred. Upon disposal of an asset, the cost of the asset and the related accumulated depreciation are removed from the accounts, and any gains or losses will be reflected in current operations. For the gas gathering system, depreciation is computed using the straight line method over an estimated useful life of ten years. Depreciation of furniture and equipment is computed using the straight-line method over an estimated useful life of five years.

Oil and Gas Producing Activities

Oil and Gas Producing Activities

The Company’s oil and gas exploration and production activities are accounted for using the successful efforts method. Under this method, all property acquisition costs and costs of exploratory and development wells are capitalized when incurred, pending determination of whether the well has found proved reserves. If an exploratory well does not find proved reserves, the costs of drilling the well are charged to expense and included within cash flows from investing activities in the Consolidated Statements of Cash Flows. The costs of development wells are capitalized whether productive or nonproductive. Oil and gas lease acquisition costs are also capitalized.

Other exploration costs, including certain geological and geophysical expenses and delay rentals for oil and gas leases, are charged to expense as incurred. The sale of a partial interest in a proved property is accounted for as a cost recovery and no gain or loss is recognized as long as this treatment does not significantly affect the unit-of-production DD&A rate. A gain or loss is recognized for all other sales of proved properties and is classified in other operating revenues. Maintenance and repairs are charged to expense, and renewals and betterments are capitalized to the appropriate property and equipment accounts.

Unevaluated oil and gas property costs are transferred to proved oil and gas properties if the properties are subsequently determined to be productive. Proceeds from sales of partial interests in unproved leases are accounted for as a recovery of cost without recognizing any gain until all costs are recovered. Unevaluated oil and gas properties are assessed periodically for impairment on a property-by-property basis based on remaining lease terms, drilling results, reservoir performance, commodity price outlooks or future plans to develop acreage.

The Company reviews its proved oil and gas properties for impairment annually or whenever events and circumstances indicate that a decline in the recoverability of their carrying value may have occurred. The Company estimates the expected undiscounted future cash flows of its oil and gas properties and compares such undiscounted future cash flows to the carrying amount of the oil and gas properties to determine if the carrying amount is recoverable. If the carrying amount exceeds the estimated undiscounted future cash flows, the Company will adjust the carrying amount of the oil and gas properties to fair value. The factors used to determine fair value include, but are not limited to, recent sales prices of comparable properties, the present value of estimated future cash flows, net of estimated operating and development costs using estimates of reserves, future commodity pricing, future production estimates, anticipated capital expenditures and various discount rates commensurate with the risk and current market conditions associated with realizing the expected cash flows projected.

The provision for DD&A of oil and gas properties is calculated based on proved reserves on a field-by-field basis using the unit-of-production method. Natural gas is converted to barrel equivalents, BOE, at the rate of six Mcf of natural gas to one barrel of oil. Estimated future dismantlement, restoration and abandonment costs, which are net of estimated salvage values, are taken into consideration.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued authoritative oil and gas reserve estimation and disclosure guidance that was effective for the Company beginning in 2010. This guidance was issued to align the accounting oil and gas reserve estimation and disclosure requirements with the requirements in the SEC final rule, “Modernization of Oil and Gas Reporting ”, which was also effective in 2010. Many of the revisions are updates to definitions in the existing oil and gas rules to make them consistent with the Petroleum Resource Management System, which was developed by several petroleum industry organizations and is a widely accepted standard for the management of petroleum resources. Key revisions include a requirement to use 12-month average pricing determined by averaging the first of the month prices for the preceding 12 months rather than year-end pricing for estimating proved reserves, the ability to include nontraditional resources in reserves, the ability to use new technology for determining proved reserves, and permitting disclosure of probable and possible reserves.

The Company’s oil and gas exploration and production activities are accounted for using the successful efforts method. Under this method, all property acquisition costs and costs of exploratory and development wells are capitalized when incurred, pending determination of whether the well has found proved reserves. If an exploratory well does not find proved reserves, the costs of drilling the well are charged to expense and included within cash flows from investing activities in the Consolidated Statements of Cash Flows. The costs of development wells are capitalized whether productive or nonproductive. Oil and gas lease acquisition costs are also capitalized.

Asset Retirement Obligations

Asset Retirement Obligations

The estimated fair value of the future costs associated with dismantlement, abandonment and restoration of oil and gas properties is recorded generally upon acquisition or completion of a well. The net estimated costs are discounted to present values using a credit-adjusted, risk-free rate over the estimated economic life of the oil and gas properties. Such costs are capitalized as part of the related asset. The asset is depleted on the units-of-production method on a field-by-field basis. The associated liability is classified in current and long-term liabilities in the Consolidated Balance Sheets. The liability is periodically adjusted to reflect (1) new liabilities incurred, (2) liabilities settled during the period, (3) accretion expense and (4) revisions to estimated future cash flow requirements. The accretion expense is recorded as a component of depreciation, depletion and amortization expense in the Consolidated Statements of Operations.

Revenue Recognition

Revenue Recognition

The Company records revenues from the sales of natural gas, natural gas liquids (“NGL”) and crude oil when delivery to the purchaser has occurred and title has transferred. The Company uses the sales method to account for gas imbalances. Under this method, revenue is recorded on the basis of gas actually sold by the Company. In addition, the Company will record revenue for its share of gas sold by other owners that cannot be volumetrically balanced in the future due to insufficient remaining reserves. The Company also reduces revenue for other owners’ gas sold by the Company that cannot be volumetrically balanced in the future due to insufficient remaining reserves. The Company’s remaining over- and under-produced gas balancing positions are considered in the Company’s proved oil and gas reserves. Gas imbalances at December 31, 2010 and 2011 were not material.

Environmental Liabilities

Environmental Liabilities

Environmental expenditures that relate to an existing condition caused by past operations and that do not contribute to current or future revenue generation are expensed. Liabilities are accrued when environmental assessments and/or clean-ups are probable, and the costs can be reasonably estimated. As of December 31, 2010 and 2011, the Company had not accrued for nor been fined or cited for any environmental violations that would have a material, adverse effect upon capital expenditures, operating results or the competitive position of the Company.

Industry Segment and Geographic Information

Industry Segment and Geographic Information

The Company operates in one industry segment, which is the exploration, development and production of natural gas and crude oil, and all of the Company’s operations are conducted in the continental United States. Consequently, the Company currently reports as a single industry segment.

Stock based compensation

Stock based compensation

The Company has not granted any stock options or warrants during the years ended December 31, 2010 and 2011 and no options or warrants were outstanding at any time during these years. The Company has issued shares of common stock for services performed by officers, directors and unrelated parties during 2010 and 2011. The Company has recorded these transactions based on the value of the services or the value of the common stock, whichever is more readily determinable.

Income taxes

Income taxes

The Company accounts for income taxes under ASC 740. Temporary differences are differences between the tax basis of assets and liabilities and their reported amounts in the financial statements that will result in taxable or deductible amounts in future years. The Company’s temporary differences consist primarily of tax operating loss carry forwards and start-up costs capitalized for tax purposes.

Fair value of financial instruments

Fair value of financial instruments

Cash, accounts payable, accrued liabilities and notes payable are carried in the financial statements in amounts which approximate fair value because of the short-term maturity of these instruments.

Earnings per share

Earnings per share

Basic net income (loss) per share of common stock is calculated by dividing net income (loss) attributable to common stockholders by the weighted average number of common shares outstanding during each period. Diluted net income (loss) attributable to common stockholders is calculated by dividing net income (loss) attributable to common stockholders by the weighted average number of common shares outstanding and other dilutive securities. The only potentially dilutive securities for the diluted earnings per share calculations consist of Series 1 preferred stock that is convertible into common stock at an exchange price of $3.30 per common share. As of June 30, 2012, the convertible preferred stock had an aggregate liquidation preference of $5,420,938 and was convertible to 1,642,708 shares of common stock. These shares were excluded from the earnings per share calculation because it was anti-dilutive to assume conversion at the beginning of the period, which would have eliminated preferred dividends from the earnings per share calculation.

Earnings per share

Basic net income (loss) per share of common stock is calculated by dividing net income (loss) attributable to common stockholders by the weighted average number of common shares outstanding during each period. Diluted net income (loss) attributable to common stockholders is calculated by dividing net income (loss) attributable to common stockholders by the weighted average number of common shares outstanding and other dilutive securities. The only potentially dilutive securities for the diluted earnings per share calculations consist of Series 1 preferred stock that is convertible to common stock at an exchange price of $3.30 per common share.

New Accounting Pronouncements

New Accounting Pronouncements

In May 2011, the FASB issued new fair value measurement authoritative accounting guidance clarifying the application of fair value measurement and disclosure requirements and changes particular principles or requirements for measuring fair value. This authoritative accounting guidance is effective for interim and annual periods beginning after December 15, 2011. The Company is currently evaluating the provisions of this authoritative accounting guidance and assessing the impact, if any, it may have on the Company’s fair value disclosures beginning in the first quarter of 2012.

In June 2011, the FASB issued new authoritative accounting guidance that states an entity that reports items of other comprehensive income has the option to present the components of net income and comprehensive income in either one continuous financial statement, or two consecutive financial statements, including reclassification adjustments. In December 2011, the FASB issued new authoritative accounting guidance which effectively deferred the requirement to present the reclassification adjustments on the face of the financial statements. This authoritative accounting guidance is effective for interim and annual periods beginning after December 15, 2011. Based on the Company’s current operations and structure, the adoption of this standard is not expected to have an impact on the Company’s 2012 financial statements.

In January 2010, the FASB issued Accounting Standards Update 2010-06, Improving Disclosures about Fair Value Measurements, which amended FASB ASC 820, Fair Value Measurements and Disclosures. The intent of this update is to improve disclosure requirements related to fair value measurements and disclosures. New disclosures were required regarding transfers in and out of Levels 1 and 2 and activity within Level 3 fair value measurements, as well as clarification of existing disclosures regarding the level of disaggregation of derivative contracts and disclosures about fair value measurement inputs and valuation techniques. The guidance was effective for interim and annual periods beginning after December 15, 2009, except for the Level 3 reconciliation disclosures, which were effective for interim and annual periods beginning after December 15, 2010. The Company adopted the provisions on January 1, 2010, except for the Level 3 reconciliation disclosures, which were adopted on January 1, 2011. Adoption of the disclosure requirements did not have a material impact on the Company’s financial position or results of operations.

In December 2010, the FASB issued Accounting Standards Update 2010-29, Business Combinations: Disclosure of Supplementary Pro Forma Information for Business Combinations, which amended FASB ASC Topic 805, Business Combinations. The objective of this update is to clarify and expand the pro forma revenue and earnings disclosure requirements for business combinations. The guidance was effective for fiscal years beginning after December 15, 2010, and the Company adopted the provision on January 1, 2011. Adoption of the disclosure requirements did not have a material impact on the Company’s financial position or results of operations.

In May 2011, the FASB issued Accounting Standards Update 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS, which amended FASB ASC Topic 820, Fair Value Measurement. The objective of this update is to create common fair value measurement and disclosure requirements between GAAP and International Financial Reporting Standards (“IFRS”). The amendments clarify existing fair value measurement and disclosure requirements and make changes to particular principles or requirements for measuring or disclosing information about fair value measurements. These amendments are not expected to have a significant impact on companies applying GAAP. This provision is effective for interim and annual periods beginning after December 15, 2011. Adoption of this update is not expected to have a material impact on the Company’s disclosures and financial statements.

Fair value measurement

In May 2011, the Financial Accounting Standards Board (“FASB”) issued new fair value measurement authoritative accounting guidance clarifying the application of fair value measurement and disclosure requirements and changes particular principles or requirements for measuring fair value. This authoritative accounting guidance is effective for interim and annual periods beginning after December 15, 2011. Based on the Company’s current operations and structure, the adoption of this standard did not have an impact on the Company’s 2012 financial statements.

Comprehensive income

In June 2011, the FASB issued new authoritative accounting guidance that states an entity that reports items of other comprehensive income has the option to present the components of net income and comprehensive income in either one continuous financial statement, or two consecutive financial statements, including reclassification adjustments. In December 2011, the FASB issued new authoritative accounting guidance which effectively deferred the requirement to present the reclassification adjustments on the face of the financial statements. This authoritative accounting guidance is effective for interim and annual periods beginning after December 15, 2011. Based on the Company’s current operations and structure, the adoption of this standard did not have an impact on the Company’s 2012 financial statements.

Acquisitions and Disposition of Oil and Gas Properties (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Acquisitions and Disposition of Oil and Gas Properties

Presented below is a summary of agreed-upon values associated with the Properties and the Separate Interests, along with a discussion of the interests in the Properties retained by the Sellers:

Properties:
Rex Lake/ Big Hollow (WY)	$511,025	(b)
Kansas	2,152,216	(a)
Montana	98,179	(b)
Wyoming	2,733,773	(b)
Buff (WY)	611,211	(b)
Colorado	2,507,678	(a)

Total Working Interest Properties	8,614,082
Separate Interests	2,385,918	(d)

	$11,000,000	(c)

(a)	For a period of ten years after the closing date, the Colorado and Kansas properties provide for additional consideration that is payable to Sellers based on increases in Nymex prices for oil and natural gas, without regard to changes in the Company’s oil and natural gas reserves (referred to as the “Price Increase Factor”). If Nymex thresholds of $90, $100, $110, $125 and $150 per barrel of oil are exceeded for periods of 61 consecutive days, incremental purchase consideration of $250,000, $250,000, $500,000, $500,000 and $2,000,000, respectively, will be payable to Sellers. Similarly, if Nymex thresholds of $5.00, $6.00, $7.50, $10.00 and $12.00 per MMbtu of natural gas are exceeded for periods of 61 consecutive days, incremental purchase consideration of $50,000, $50,000, $150,000, $250,000 and $250,000, respectively, will be payable to Sellers.

Presented below is a summary of agreed-upon values associated with the properties along with a discussion of the interests retained by the Sellers:

Rex Lake/ Big Hollow (WY)	$511,025	(b)
Kansas	2,152,216	(a)
Montana	98,179	(b)
Wyoming	2,733,773	(b)
Buff (WY)	611,211	(b)
Colorado	2,507,678	(a)
School Creek (WY)	2,385,918	(b)

	$11,000,000	(c)

(a)	The Colorado and Kansas properties provide for additional consideration that is payable to Sellers if proved producing reserves are increased on these properties through drilling or recompletion activities over a period of ten years after the closing date. To the extent that oil reserves increase, the Sellers are entitled to additional consideration of $250,000 for each increase of 20,000 net barrels. Furthermore, to the extent that oil and gas prices increase, the Sellers are entitled to additional consideration as the targeted price thresholds are exceeded for periods of 61 days. The maximum increase in purchase price for the Kansas and Colorado properties is limited to a maximum of $5 million.
(b)	The properties located in Wyoming and Montana provide a similar formula as used for Colorado and Kansas that could result in an obligation for additional purchase consideration to the extent that the Company performs future drilling or recompletion activities in formations that are not producing as of the closing date. Furthermore, if the Company sells properties where reserves have been proved up through drilling or recompletion, the Sellers have retained an interest of 70% in the net sales proceeds (after Arête receives a recovery of 125% of the original purchase allocation as contained in the table above). The maximum increase in purchase price for all properties shown in the table above is limited to a maximum of $25 million. Due to the sale of School Creek discussed below, the maximum future consideration has been reduced by approximately $4.6 million to $21.4 million.
(c)	Note that the values shown in this table are the allocation amounts attributable to the proved developed zones agreed to between the Company and the Sellers, before purchase adjustments for pre-acquisition net revenues received, oil in tanks and contingent purchase price adjustments. These adjustments do not modify the agreed upon value for purposes of the adjustments discussed above but will affect the purchase allocation under GAAP.

Advances payable/Operator Agreement - related parties (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes and advances payable

Notes and advances payable consist of the following as of December 31, 2011 and June 30, 2012:

	2011	2012
Officers, directors and affiliates:
Notes and advances payable, interest at 8.0%, due on demand	$24,319	$10,950
Notes and advances payable, interest at 9.7%, due on demand	85,000	85,000
Note payable, interest at 12.0%, due March 2013	—	150,000

Total officers, directors and affiliates	109,319	245,950

Unrelated parties:
Note payable, interest at 12.0%, due March 2013	—	250,000
Notes payable, interest at 12.0%, due March 2012	250,000	—

Total unrelated parties	250,000	250,000

Total notes and advance payable	$359,319	$495,950

As of December 31, 2010 and 2011, the Company owed the related parties are unsecured, due on demand, and working capital advances:

	2010	2011
Advances – Donald Prosser (2)	$220,000	$20,000
Advances – Donald Prosser (3)	4,290	4,100
Advances – Donald Prosser (1)	215,000	—
Advances – Charles Gamber (3)	4,966	—
Advances – William Stewart (3)	20,219	20,219
Advances – William Stewart (2)	75,000	25,000
Advances – Charles Davis (2)	125,000	—
Advances – Charles Davis (2)	40,000	40,000

Balances	$704,475	$109,319

(1)	Donald W. Prosser pledged 215,000 shares of his Common stock to unrelated individuals in exchange for a loan to the Company of $215,000 due in May 2011. The advance was used as working capital.
(2)	$460,000 at December 31, 2010 and $85,000 at December 31, 2011 of the advances bear interest at 9.6% per annum.
(3)	$29,475 at December 31, 2010 and $24,319 at December 31, 2011 of the advances bear interest at 8.0% per annum.

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Reconciliation

For the years ended December 31, 2010 and 2011, the Company did not recognize any current or deferred income tax benefit or expense. Actual income tax benefit (expense) for the years ended December 31, 2010 and 2011 differs from the amounts computed using the federal statutory tax rate of 34%, as follows:

	2010	2011
Income tax benefit (expense) at the statutory rate	$290,000	$(168,000)
Benefit (expense) resulting from:
Increase in Federal valuation allowance	(290,000)	—
Utilization of net operating loss carryforwards	—	168,000

Income tax benefit (expense)	$—	$—

Significant Deferred Tax assets and Liabilities

At December 31, 2010 and 2011, the tax effects of temporary differences that give rise to significant deferred tax assets and liabilities are presented below:

	2010	2011
Federal net operating loss carryforwards	$2,856,000	$2,720,000
State net operating loss carryforwards	413,000	400,000
Oil and gas properties	—	(217,000)
Asset retirement obligations	—	222,000

Net deferred tax assets	3,269,000	3,125,000
Less valuation allowance	(3,269,000)	(3,125,000)

Net deferred tax assets	$—	$—

Asset retirement obligations (ARO) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Reconciliation of Asset Retirement Obligations

A reconciliation of the Company’s asset retirement obligations (“ARO”) for the six-months ended June 30, 2012, is as follows:

Balance, December 31, 2011	$653,240
Liabilities paid	—
Liabilities assumed by buyer of properties	(16,411)
Accretion expense	4,101
Revisions of prior estimates	26,437

Balance, June 30, 2012	667,367
Less current asset retirement obligations	(67,527)

Long-term asset retirement obligations	$599,840

A reconciliation of the Company’s asset retirement obligations for the years ended December 31, 2010 and 2011, are as follows (in thousands):

	Year Ended December 31:
	2010	2011
Beginning of year	$—	$—
Liabilities incurred	—	639,176
Liabilities settled	—	—
Accretion expense	—	14,064
Revisions to estimate	—	—

End of year	—	653,240
Less current asset retirement obligations	—	(15,398)

Long-term asset retirement obligations	$—	$637,842

Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Minimum Future Rentals on Non-Cancelable Operating Leases

The following is a schedule by years of minimum future rentals on non-cancelable operating leases as of December 31, 2011:

	Compressor
	Pad and Roads	End pad	Total
2012	$2,250	$600	$2,850
2013	—	600	600
2014	—	600	600
2015	—	600	600
2016	—	600	600
Thereafter	—	3,300	3,300

Total minimum future rentals	$2,250	$6,300	$8,550

Pro-Forma information acquisition (unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Unaudited Pro Forma Results

The table below reflects unaudited pro forma results as if the acquisition of oil and gas properties had taken place as of January 1, 2010:

	2010	2011
Total revenue	$2,254,564	$2,756,294

Net income (loss)	$(1,712,241)	$458,553

Net income (loss) applicable to common stockholders	$(1,712,241)	$262,553

Earnings per share:
Basic	$(0.35)	$0.04

Diluted	$(0.35)	$0.04

Supplementary Oil and Gas Information (unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Costs Incurred in Oil and Gas Property Acquisition

Costs incurred in oil and gas property acquisition (including the School Creek property described in Note 3), exploration and development activities and related depletion per equivalent unit-of-production were as follows:

	2010	2011
Acquisition costs:
Unproved properties	$—	$132,945
Proved properties	—	8,321,638
School Creek property	—	2,621,113
Exploration costs	—	—
Development costs	—	—
Asset retirement obligations	—	639,176

Total costs incurred	$—	$11,714,872

Depletion per BOE of production	$—	$22.72

Changes in Proved Reserves

The following table sets forth information regarding the Company’s estimated total proved and oil and gas reserve quantities (excluding the School Creek property described in Note 3) for the year ended December 31, 2011:

	Oil (Bbl)	Gas (Mcf)	Equivalent (BOE)
Balance, December 31, 2010	—	—	—
Purchase of oil and gas reserves in place	385,008	865,778	529,305
Production	(9,990)	(38,477)	(16,403)

Balance, December 31, 2011	375,018	827,301	512,902

Proved reserves, December 31, 2011:
Proved developed	290,038	604,476	390,784

Proved undeveloped	84,980	222,825	122,118

Standardized Measure of Discounted Future Net Cash Flows Related To Proved Oil and Gas Reserves

The following table presents the standardized measure of discounted future net cash flows related to proved oil and gas reserves as of December 31, 2011:

Future cash inflows	$36,256,572
Future production costs	(14,467,156)
Future development costs	(964,486)
Future income taxes	(4,687,201)

Future net cash flows	16,137,729
10% annual discount	(7,795,729)

Standardized measure of discounted future net cash flows	$8,342,000

Changes in Standardized Measure of Discounted Future Net Cash Flows

A summary of changes in the standardized measure of discounted future net cash flows is as follows for the year ended December 31, 2011:

Standardized measure of discounted future net cash flows, beginning of year	$—
Sales of oil and gas, net of production costs and taxes	(440,596)
Changes in estimated future development costs	(918,376)
Purchases of reserves in place	15,846,975
Sales of reserves in place	(3,622,558)
Net changes in future income taxes	(2,523,445)

Standardized measure of discounted future net cash flows, end of year	$8,342,000

Stockholders' Equity (Tables)	6 Months Ended
Jun. 30, 2012
Common Stock Issuances

Common Stock Issuances

In June 2012, the Company issued an aggregate of 215,327 shares of common stock in satisfaction of previously accrued liabilities as follows:

	Number of Shares	Valuation Price	Amount
Board of Director fees:
Fees for second quarter of 2011	5,769	$5.20	$30,000
Fees for third quarter of 2011	10,000	$3.00	30,000
Fees for fourth quarter of 2011	22,058	$1.36	30,000
Fees for first quarter of 2012	27,778	$1.08	30,000
Related party executive, administrative & operational services
Fees for January 2012	11,538	$1.30	15,000
Fees for February 2012	12,500	$1.20	15,000
Fees for March 2012	13,890	$1.08	15,000
Fees for April 2012	13,044	$1.15	15,000
Related party consulting services in June 2012	85,000	$0.59	50,000
Accrued interest on unrelated party notes payable	7,750	$1.35	10,462
Unrelated party consulting	6,000	$1.08	6,480

Total	215,327	$0.59	$246,942

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011 Segment M
Summary Of Significant Accounting Policies [Line Items]
Gain on sale of oil and gas properties	$ 533,048	$ 2,479,934
Cash ans cash equivalent, original maturity term		3
Oil and Gas, unit of measure		Natural gas is converted to barrel equivalents, BOE, at the rate of six Mcf of natural gas to one barrel of oil.
Number of operating segment		1
Common Stock Exchange Price	$ 3.3	$ 3.3
Depreciation, depletion and amortization expense	74,000
Convertible preferred stock, liquidation preference	$ 5,420,938
Convertible preferred stock, common stock	1,642,708
Gas Gathering System
Summary Of Significant Accounting Policies [Line Items]
Estimated Useful Life		10 years
Furniture And Equipment
Summary Of Significant Accounting Policies [Line Items]
Estimated Useful Life		5 years

Acquisitions and Disposition of Oil and Gas Properties - Additional Information (Detail) (USD $)	1 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended			6 Months Ended					12 Months Ended	1 Months Ended
	Sep. 29, 2011	Jul. 29, 2011 Installment	Jun. 30, 2012	Dec. 31, 2011	Aug. 23, 2011	May 25, 2011	Jun. 30, 2012 Minimum	Jun. 30, 2012 Maximum	May 25, 2011 Promissory Notes	Jun. 30, 2012 Colorado And Kansas	Jun. 30, 2012 Colorado And Kansas Minimum	Jun. 30, 2012 Colorado And Kansas Maximum	Jun. 30, 2012 Wyoming And Montana	Jun. 30, 2012 Colorado And Kansas Mcf bbl	Dec. 31, 2011 Colorado And Kansas bbl Mcf	Dec. 31, 2011 Amended And Restated Purchase And Sale Agreement	Jun. 30, 2011 Amended And Restated Purchase And Sale Agreement	Oct. 15, 2011 Amended And Restated Purchase And Sale Agreement	Sep. 15, 2011 Amended And Restated Purchase And Sale Agreement	Aug. 15, 2011 Amended And Restated Purchase And Sale Agreement	Jul. 29, 2011 Amended And Restated Purchase And Sale Agreement	May 25, 2011 Promissory Notes	Jun. 30, 2012 Separate Interests	Oct. 01, 2011 Separate Interests	Feb. 29, 2012 Niobrara County Wyoming
Business Combination, Separately Recognized Transactions [Line Items]
Purchase price of property	$ 5,120,194				$ 5,101,047	$ 10,000,000															$ 11,000,000		$ 5,101,047
Initial Payment						500,000			9,500,000									3,200,000	3,200,000	3,700,000	900,000	9,500,000
Funds paid contemporaneously with the execution of PSA		400,000																			400,000
Purchase price of property		10,100,000																			10,100,000
Promissory note due date			Jul 1, 2011														Jul 1, 2011
Date of Company entered into purchase and sale agreement																Jul 29, 2011	May 25, 2011
Net proceeds from oil and gas sales		766,728	1,108,709
Business Acquisition, percentage of voting Interest Acquired			100.00%	100.00%
Additional Consideration for sellers on oil reserves														150,000	250,000
Number of barrels require for additional consideration														20,000	20,000
Number of units required for additional consideration														150,000	150,000
Number of Consecutive days for incremental purchase consideration			61 days												60 days
Maximum increase in purchase price										5,000,000			25,000,000		5,000,000
Recognized Gain					2,479,934																		2,479,934
Interest, included in purchase price	121,241
Percentage payable to sellers per annum		10.00%
Number of installment for remaining principle balance		3
Acquisition of the contractual rights associated with separate interests			Jul 29, 2011
Additional Consideration for sellers on oil reserves														250,000
Possible reserve factor											1	5
Increase in oil price per barrel							90	100				100
Reserve factor multiplier effect										2
Sellers retained interest			70.00%	70.00%
Percentage of Recovery received			125.00%	125.00%
Accrual amount due to increase in oil price			500,000
Maximum future consideration			11,000,000 [1]	11,000,000 [2]			5,200,000	19,800,000
Increase in administrative cost under an operating agreement				15,000																				15,000
Gross proceeds from selling of working interest and related lease																									1,109,000
Net proceeds from sale of working interest and related lease																									826,000
Asset retirement obligations, net of current portion			599,840	637,842																					16,000
Gain after reduction of net book value of property																									$ 533,048
Overriding royalty interest																									2.58%
Sale comprises, percentage of barrels of oil																									1.60%
Company's discontinued future net revenues prior to the sale																									2.20%

[1]	Note that the values shown in this table are the allocation amounts attributable to the proved developed zones agreed to between the Company and the Sellers, before purchase adjustments for pre-acquisition net revenues received, oil in tanks and contingent purchase price adjustments. These adjustments do not modify the agreed upon value for purposes of the adjustments discussed above but will affect the final purchase allocation under generally accepted accounting principles.
[2]	Note that the values shown in this table are the allocation amounts attributable to the proved developed zones agreed to between the Company and the Sellers, before purchase adjustments for pre-acquisition net revenues received, oil in tanks and contingent purchase price adjustments. These adjustments do not modify the agreed upon value for purposes of the adjustments discussed above but will affect the purchase allocation under GAAP.

Acquisitions and Disposition of Oil and Gas Properties (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012		Dec. 31, 2011
Related Party Operator Agreement
Agreed upon values associated with the properties	$ 11,000,000	[1]	$ 11,000,000	[2]
Total Working Interest Properties	8,614,082
Rex Lake/ Big Hollow (WY)
Related Party Operator Agreement
Agreed upon values associated with the properties	511,025	[3]	511,025	[4]
Kansas
Related Party Operator Agreement
Agreed upon values associated with the properties	2,152,216	[5]	2,152,216	[6]
Montana
Related Party Operator Agreement
Agreed upon values associated with the properties	98,179	[3]	98,179	[4]
Wyoming
Related Party Operator Agreement
Agreed upon values associated with the properties	2,733,773	[3]	2,733,773	[4]
Buff (WY)
Related Party Operator Agreement
Agreed upon values associated with the properties	611,211	[3]	611,211	[4]
Colorado
Related Party Operator Agreement
Agreed upon values associated with the properties	2,507,678	[5]	2,507,678	[6]
Separate Interests
Related Party Operator Agreement
Agreed upon values associated with the properties	$ 2,385,918	[7]	$ 2,385,918	[4]

[1]	Note that the values shown in this table are the allocation amounts attributable to the proved developed zones agreed to between the Company and the Sellers, before purchase adjustments for pre-acquisition net revenues received, oil in tanks and contingent purchase price adjustments. These adjustments do not modify the agreed upon value for purposes of the adjustments discussed above but will affect the final purchase allocation under generally accepted accounting principles.
[2]	Note that the values shown in this table are the allocation amounts attributable to the proved developed zones agreed to between the Company and the Sellers, before purchase adjustments for pre-acquisition net revenues received, oil in tanks and contingent purchase price adjustments. These adjustments do not modify the agreed upon value for purposes of the adjustments discussed above but will affect the purchase allocation under GAAP.
[3]	Additional consideration is also payable for the properties located in Wyoming to the extent that the Company increases proved producing reserves through future drilling or recompletion activities in formations that are not producing as of the closing date under the Possible Reserve Factor. Similar to the properties in Colorado and Kansas, the Possible Reserve Factor will be multiplied by a factor of 1 to 5 depending on the Price Increase Factor that is effective when the proved producing reserves are obtained.
[4]	The properties located in Wyoming and Montana provide a similar formula as used for Colorado and Kansas that could result in an obligation for additional purchase consideration to the extent that the Company performs future drilling or recompletion activities in formations that are not producing as of the closing date. Furthermore, if the Company sells properties where reserves have been proved up through drilling or recompletion, the Sellers have retained an interest of 70% in the net sales proceeds (after Arête receives a recovery of 125% of the original purchase allocation as contained in the table above). The maximum increase in purchase price for all properties shown in the table above is limited to a maximum of $25 million. Due to the sale of School Creek discussed below, the maximum future consideration has been reduced by approximately $4.6 million to $21.4 million.
[5]	For a period of ten years after the closing date, the Colorado and Kansas properties provide for additional consideration that is payable to Sellers based on increases in Nymex prices for oil and natural gas, without regard to changes in the Company's oil and natural gas reserves (referred to as the "Price Increase Factor"). If Nymex thresholds of $90, $100, $110, $125 and $150 per barrel of oil are exceeded for periods of 61 consecutive days, incremental purchase consideration of $250,000, $250,000, $500,000, $500,000 and $2,000,000, respectively, will be payable to Sellers. Similarly, if Nymex thresholds of $5.00, $6.00, $7.50, $10.00 and $12.00 per MMbtu of natural gas are exceeded for periods of 61 consecutive days, incremental purchase consideration of $50,000, $50,000, $150,000, $250,000 and $250,000, respectively, will be payable to Sellers.
[6]	The Colorado and Kansas properties provide for additional consideration that is payable to Sellers if proved producing reserves are increased on these properties through drilling or recompletion activities over a period of ten years after the closing date. To the extent that oil reserves increase, the Sellers are entitled to additional consideration of $250,000 for each increase of 20,000 net barrels. Furthermore, to the extent that oil and gas prices increase, the Sellers are entitled to additional consideration as the targeted price thresholds are exceeded for periods of 61 days. The maximum increase in purchase price for the Kansas and Colorado properties is limited to a maximum of $5 million.
[7]	With respect to the Separate Interests, a formal closing and transfer of title was not required, and did not occur, in order for the Company to realize its proceeds related to the sale of the Separate Interests. The Company acquired the contractual rights associated with the Separate Interests on July 29, 2011, and the Company's share of the net proceeds of $5,101,047 was received on August 23, 2011, which resulted in recognition of a non-operating gain in the third quarter of 2011 of $2,479,934. The Company applied the $5,101,047 of net proceeds to the payments due under the PSA.

Acquisitions and Disposition of Oil and Gas Properties (Parenthetical) (Detail) (USD $)	6 Months Ended						12 Months Ended		6 Months Ended										12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 29, 2011	Aug. 23, 2011	May 25, 2011	Jun. 30, 2012 Separate Interests	Dec. 31, 2011 Maximum	Dec. 31, 2011 Minimum	Jun. 30, 2012 Nymex Thresholds Price Per Barrel Oil Of Ninety Sixty one consecutive days	Jun. 30, 2012 Nymex Thresholds Price Per Barrel Oil Of Hundred Sixty one consecutive days	Jun. 30, 2012 Nymex Thresholds Price Per Barrel Oil Of One Hundred And Ten Sixty one consecutive days	Jun. 30, 2012 Nymex Thresholds Price Per Barrel Oil Of One Hundred And Twenty Five Sixty one consecutive days	Jun. 30, 2012 Nymex Thresholds Price Per Barrel Oil Of One Hundred And Fifty Sixty one consecutive days	Jun. 30, 2012 Nymex Thresholds Price Per Mmbtu Of Five Sixty one consecutive days	Jun. 30, 2012 Nymex Thresholds Price Per Mmbtu Of Six Sixty one consecutive days	Jun. 30, 2012 Nymex Thresholds Price Per Mmbtu Of Seven Point Five Sixty one consecutive days	Jun. 30, 2012 Nymex Thresholds Price Per Mmbtu Of Ten Sixty one consecutive days	Jun. 30, 2012 Nymex Thresholds Price Per Mmbtu Of Twelve Sixty one consecutive days	Dec. 31, 2011 Colorado And Kansas bbl	Dec. 31, 2011 Wyoming And Montana
Acquired Finite-Lived Intangible Assets [Line Items]
Additional consideration payable to sellers																			Ten years after the closing date
Additional considerations for sellers on Oil reserves																			$ 250,000
Number of units required for additional consideration																			20,000
Number of consecutive days for incremental days for incremental purchase consideration	61 days																		61 days
Maximum increase in purchase price																			5,000,000	25,000,000
Sellers retained interest	70.00%	70.00%
Percentage of Recovery received	125.00%	125.00%
Maximum Future consideration							4,600,000	21,400,000
Nymex thresholds per barrel of oil									90	100	110	125	150
Incremental purchase considerations payable to sellers									250,000	250,000	500,000	500,000	2,000,000	50,000	50,000	150,000	250,000	250,000
Nymex thresholds per MMbtu														5	6	7.5	10	12
Purchase price of property			5,120,194	5,101,047	10,000,000	5,101,047
Recognized Gain				2,479,934		2,479,934
Funds paid contemporaneously with the execution of PSA	$ 5,101,047

Stock Transactions - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended				12 Months Ended			1 Months Ended			1 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011 Person	Dec. 31, 2010	Apr. 18, 2011	Mar. 02, 2010	Dec. 31, 2011 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2010 Common Stock Consultant And Other Fees	Sep. 29, 2011 Class A Preferred Stock	Sep. 29, 2011 Class A Preferred Stock Minimum	Sep. 29, 2011 Class A Preferred Stock Maximum	Sep. 29, 2011 Series A1 15% Convertible Preferred Stock	Dec. 31, 2011 Series A1 15% Convertible Preferred Stock
Class of Stock [Line Items]
Issuance of common stock for services, shares	215,327					72,841	40,000	35,000
Common stock, shares authorized	499,000,000	499,000,000	499,000,000
Common stock, shares issued	7,979,803	7,764,476	4,972,635		800,000
Common stock, obligated			1,535,973
Reverse split ratio of the Company common stock				100
Settlement of liabilities to unrelated parties						770,000
Settlement of liabilities to related parties						770,000
Number of directors authorized to exchange their loans and advances to the Company		3
Officers and directors at $8.00 per share, value		$ 500,000				$ 500,000
Officers and directors at $8.00 per share, share						62,500
Officers and directors, per share		$ 8
Issuance of common stock for services, value			24,500			128,000
Issuance of stock, shares						203,500			522.5
Issuance of stock, value		203,500				203,500			5,225,000
Consulting related to property acquisition, shares						75,000
Consulting related to property acquisition, value		457,500				457,500
Services related to financing transaction, shares						3,000
Number of persons in which shares were exchanged for loan fees payable		3
Services related to financing transaction, value		12,000				12,000
Others, shares		835,000
Number of third parties which exchanged notes payable for common stock		14
Others, value		835,000
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000						750			750
Stock issuance price									$ 10,000
Preferred stock, shares offered										520	750
Preferred stock, stated value	$ 10,000	$ 10,000	$ 10,000									$ 10,000
Preferred stock, liquidation preference												$ 10,000	$ 10,000
Non-cumulative dividends annual rate of the $10,000 per share liquidation preference												15.00%
Number of directors						4							3
Conversion price per share													$ 3.3
Preferred stock, redemption price													$ 10,000
Aggregate cash proceeds to be received by the Company and selling stockholders to trigger conversion													$ 15,000,000
Price per share paid by the public, to trigger conversion													$ 3.3
Optional conversion by the company, conversion terms													On or after six months from the date that the first share is issued, if the closing price of the Common Stock on the Trading Market is $4.50 or more for 20 consecutive trading days, then up to 25% of the outstanding stated value of the Series A1 Preferred Stock, plus any accrued and unpaid dividends, will be subject to conversion into Company common stock at the option of the Company. For each successive period that the closing price of the common stock is at least $4.50 for a period of 20 consecutive trading says beyond the first 20 day period, the Company will have the right to convert another 25% of the outstanding Series A1 Preferred Stock, such that if the closing price of the common stock is at least $4.50 for 80 consecutive trading days, then all of the outstanding shares of Series A1 Preferred Stock may be converted into Company common stock at the Company's option.
Preferred stock, redemption term		Unless prohibited by Colorado law governing the Company, upon ninety days' prior written request from any holders of outstanding shares of Series A1 Preferred Stock, the Company may at its discretion, redeem at a redemption price equal to the sum of (i) $10,000 per share and (ii) the accrued and unpaid dividends thereon, to the redemption date, up to one-third of each holder's outstanding shares of Series A1 Preferred Stock on (i) the first anniversary of the Original Issuance Date (the "First Redemption Date"), (ii) the second anniversary of the Original Issue Date (the "Second Redemption Date") and (iii) the third anniversary of the Original Issue Date (the "Third Redemption Date", along with the First Redemption Date and the Second Redemption Date, collectively, each a "Redemption Date").

Notes and Advances Payable (Detail) (USD $)	Jun. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
Notes and advances payable related parties
Notes and advances payable, Directors	$ 245,950	$ 109,319		$ 704,475
Total unrelated parties	250,000	250,000
Total notes and advance payable	495,950	359,319
Total unrelated parties	250,000	250,000
Officers directors and affiliates | Notes and advances payable, interest at 8.0%, due on demand
Notes and advances payable related parties
Notes and advances payable, Directors	10,950	24,319
Officers directors and affiliates | Notes and advances payable, interest at 9.7%, due on demand
Notes and advances payable related parties
Notes and advances payable, Directors	85,000	85,000
Officers directors and affiliates | Note payable interest at 12.0% due March 2013
Notes and advances payable related parties
Notes and advances payable, Directors	150,000
Unrelated parties
Notes and advances payable related parties
Total unrelated parties	250,000	250,000
Total unrelated parties	250,000	250,000
Advances - Donald Prosser 1
Notes and advances payable related parties
Notes and advances payable, Directors		20,000	[1]	220,000	[1]
Advances - Donald Prosser 2
Notes and advances payable related parties
Notes and advances payable, Directors		4,100	[2]	4,290	[2]
Advances - Donald Prosser 3
Notes and advances payable related parties
Notes and advances payable, Directors				215,000	[3]
Advances - Charles Gamber
Notes and advances payable related parties
Notes and advances payable, Directors				4,966	[2]
Advances - William Stewart 1
Notes and advances payable related parties
Notes and advances payable, Directors		20,219	[2]	20,219	[2]
Advances - William Stewart 2
Notes and advances payable related parties
Notes and advances payable, Directors		25,000	[1]	75,000	[1]
Advances - Charles Davis 1
Notes and advances payable related parties
Notes and advances payable, Directors				125,000	[1]
Advances - Charles Davis 2
Notes and advances payable related parties
Notes and advances payable, Directors		$ 40,000	[1]	$ 40,000	[1]

[1]	$460,000 at December 31, 2010 and $85,000 at December 31, 2011 of the advances bear interest at 9.6% per annum.
[2]	$29,475 at December 31, 2010 and $24,319 at December 31, 2011 of the advances bear interest at 8.0% per annum.
[3]	Donald W. Prosser pledged 215,000 shares of his Common stock to unrelated individuals in exchange for a loan to the Company of $215,000 due in May 2011. The advance was used as working capital.

Notes and Advances Payable (Parenthetical) (Detail) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Unrelated parties	Jun. 30, 2012 Notes and advances payable, interest at 8.0%, due on demand Officers directors and affiliates	Dec. 31, 2011 Notes and advances payable, interest at 8.0%, due on demand Officers directors and affiliates	Jun. 30, 2012 Notes and advances payable, interest at 9.7%, due on demand Officers directors and affiliates	Dec. 31, 2011 Notes and advances payable, interest at 9.7%, due on demand Officers directors and affiliates	Jun. 30, 2012 Note payable interest at 12.0% due March 2013 Officers directors and affiliates	Dec. 31, 2011 Note payable interest at 12.0% due March 2013 Officers directors and affiliates	Dec. 31, 2011 Notes and advances payable, Nine Point Six Percent	Dec. 31, 2010 Notes and advances payable, Nine Point Six Percent	Dec. 30, 2011 Notes and advances payable, Eight Point Zero Percent	Dec. 30, 2010 Notes and advances payable, Eight Point Zero Percent
Pledged shares of Common Stock to unrelated individuals in exchange for loan			215,000
Loan, due month and year			2011-05
Notes and advances payable, Directors	$ 245,950	$ 109,319	$ 704,475		$ 10,950	$ 24,319	$ 85,000	$ 85,000	$ 150,000		$ 85,000	$ 460,000	$ 24,319	$ 29,475
Debt instrument, interest rate		12.00%		12.00%		8.00%		9.70%		12.00%	9.60%	9.60%	8.00%	8.00%
Debt instrument, interest rate		12.00%		12.00%		8.00%		9.70%		12.00%	9.60%	9.60%	8.00%	8.00%

Advances Payable - Related Parties - Additional Information (Detail) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Apr. 30, 2011	Dec. 31, 2010
Operator fees and other	$ 151,748	$ 151,748		$ 117,518
Gas gathering operating costs	436,403	416,835	576,791	402,558
Accrued consulting fees	48,750
Directors And Officers
Related party payables of accrued interest		37,121
Accrued consulting fees		$ 90,000

Contracts Payable - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended		6 Months Ended			12 Months Ended
	May 31, 2011	Jan. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Mar. 02, 2010
Stock issued during period, Shares, issued for services	770,000	245,000						100,000	220,000
Stock issued during period, value, issued for services	$ 18,750	$ 350,000							$ 230,000
Stock reverse						100
Expense amortized per quarter		30,625
Directors fee for services, Value									128,000
Directors fee for services, Share			55,555		55,555				72,841
Common Stock valued, per share								$ 1.75	$ 1.76
Common Stock Shares			7,979,803		7,979,803	7,764,476		7,764,476	4,972,635	800,000
Common Stock, value issued			17,151,096		17,151,096	16,904,154		16,904,154	13,611,903	500,000
Consulting contract related investor relations expense			41,667	41,667	83,333		83,333
Unamortized balance prepaid expenses and other					$ 111,000
Consulting contract tenure					3 years

Notes Payable - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	May 31, 2011 Bridge Loan First Bridge Loan	Jul. 31, 2011 Bridge Loan Second Bridge Loan
Unrelated parties loan	$ 250,000	$ 250,000	$ 250,000	$ 340,000
Debt instrument, interest rate	12.00%		12.00%	10.00%
Asset used as collateral	850,000
Assignment of receivable	$ 981,203

Income Taxes - Additional information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Net operating loss carry forwards		$ 8,000,000
Federal statutory tax rate		34.00%	34.00%
Operating loss carry forwards, amount	$ 8,200,000
Operating loss carry forwards, expiration	Expire in 2015 through 2031
Valuation allowance against deferred tax assets	100.00%

Income Tax Reconciliation (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Provision of Income Taxes [Line Items]
Income tax benefit (expense) at the statutory rate			$ (168,000)	$ 290,000
Benefit (expense) resulting from:
Increase in Federal valuation allowance				(290,000)
Utilization of net operating loss carryforwards			168,000
Income tax benefit (expense)

Significant Deferred Tax Assets And Liabilities (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Oil and gas properties	$ (217,000)
Asset retirement obligations	222,000
Net deferred tax assets	3,125,000	3,269,000
Less valuation allowance	(3,125,000)	(3,269,000)
Net deferred tax assets
Federal Net Operating Loss Carryforwards
Federal net operating loss carryforwards	2,720,000	2,856,000
State Net Operating Loss Carryforwards
Federal net operating loss carryforwards	$ 400,000	$ 413,000

Reconciliation of Asset Retirement Obligations (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Beginning Balance	$ 653,240
Liabilities incurred		639,176
Liabilities assumed by buyer of properties	(16,411)
Accretion expense	4,100	14,064
Revisions of prior estimates	26,437
Ending balance	667,367	653,240
Less current asset retirement obligations	(67,527)	(15,398)
Long-term asset retirement obligations	$ 599,840	$ 637,842

Commitments And Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Rental expense under operating leases	$ 9,600	$ 9,600
Storage
Rental expense	1,079	554
Office Leases
Rental expense	$ 3,000	$ 3,000

Minimum Future Rentals on Non-Cancelable Operating Leases (Detail) (USD $)	Dec. 31, 2011
2012	$ 2,850
2013	600
2014	600
2015	600
2016	600
Thereafter	3,300
Total minimum future rentals	8,550
Pad and Roads
2012	2,250
Total minimum future rentals	2,250
Compressor End Pad
2012	600
2013	600
2014	600
2015	600
2016	600
Thereafter	3,300
Total minimum future rentals	$ 6,300

Discontinued Operations - Additional Information (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Accrued payroll taxes	$ 111,690	$ 111,690

Business and Credit Concentrations - Additional Information (Detail) (USD $)	Dec. 31, 2011
Concentration Risk [Line Items]
Cash in bank	$ 793,000
Cash reserve deposit required	$ 250,000

Unaudited Pro Forma Results (Detail) (Pro Forma, USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Pro Forma
Total revenue	$ 1,542,954	$ 2,756,294	$ 2,254,564
Net income (loss)	(1,355,901)	458,553	(1,712,241)
Net income (loss) applicable to common stockholders		$ 262,553	$ (1,712,241)
Earnings per share:
Basic	$ (0.23)	$ 0.04	$ (0.35)
Diluted	$ (0.23)	$ 0.04	$ (0.35)

Pro Forma Information Acquisition - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Increase in administrative cost under an operating agreement	$ 15,000
Proforma adjustments interest expense	$ 10,100,000

Subsequent Events - Additional Information (Detail) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended			6 Months Ended	1 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Oct. 30, 2011	Dec. 31, 2010	Jun. 30, 2012 Series A-1	Sep. 29, 2012 Subsequent Event	Sep. 11, 2012 Subsequent Event Series A-1
Payment of acquired asset	$ 1,100,000			$ 1,100,000
Payment of acquired asset				144,682	168,420
Percentage of working interest and an overriding royalty interest				50.00%	50.00%
Gain on the sale of working interest	750,000
Percentage of overriding royalty interest	2.58%
Percentage of production of natural gas units		15.00%
Note payable	250,000	250,000		250,000				455,000
Interest at an annual rate	12.00%			12.00%				12.00%
Percentage of Operating income assign note holder								75.00%
ownership interest								100.00%
loan fee paid								2,700
Prepaid interest								27,300
Net proceeds note		400,000	870,000	2,064,100		215,000		420,000
Dividend declared on Series A-1 preferred stock							15.00%		15.00%
Dividend paid, on Series A-1 preferred stock									$ 392,000

Costs Incurred in Oil and Gas Property Acquisition (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Unproved properties	$ 132,945
Proved properties	8,321,638
School Creek property	2,621,113
Exploration costs
Development costs
Asset retirement obligations	639,176
Total costs incurred	11,714,872
Depletion per BOE of production	$ 22.72

Changes in Proved Reserves (Detail)	12 Months Ended
Dec. 31, 2011 Boe bu
Reserve Quantities [Line Items]
Purchase of oil and gas reserves in place	529,305
Production	(16,403)
Balance, December 31, 2011	512,902
Proved developed	390,784
Proved undeveloped	122,118
Oil (Bbl)
Reserve Quantities [Line Items]
Purchase of oil and gas reserves in place	385,008
Production	(9,990)
Balance, December 31, 2011	375,018
Proved developed	290,038
Proved undeveloped	84,980
Gas (Mcf)
Reserve Quantities [Line Items]
Purchase of oil and gas reserves in place	865,778
Production	(38,477)
Balance, December 31, 2011	827,301
Proved developed	604,476
Proved undeveloped	222,825

Supplementary Oil and Gas Information - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Prices crude oil	$ 83.79
Prices natural gas	5.84
Benchmark
Prices crude oil	96.19
Prices natural gas	$ 4.12

Standardized Measure of Discounted Future Net Cash Flows Related To Proved Oil and Gas Reserves (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	$ 36,256,572
Future production costs	(14,467,156)
Future development costs	(964,486)
Future income taxes	(4,687,201)
Future net cash flows	16,137,729
10% annual discount	(7,795,729)
Standardized measure of discounted future net cash flows	$ 8,342,000

Changes in Standardized Measure of Discounted Future Net Cash Flows (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Beginning of year
Sales of oil and gas, net of production costs and taxes	(440,596)
Changes in estimated future development costs	(918,376)
Purchases of reserves in place	15,846,975
Sales of reserves in place	(3,622,558)
Net changes in future income taxes	(2,523,445)
Standardized measure of discounted future net cash flows, end of year	$ 8,342,000

Unaudited Proforma Results Acquisitions and Disposition of Oil and Gas Properties (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Net income (loss) applicable to common stockholders	$ (411,616)	$ (1,294,073)	$ 299,266	$ (852,612)
Historical
Total revenue	45,639
Net income (loss)	(1,294,073)
Net income (loss) applicable to common stockholders	(1,294,073)
Earnings per share:
Basic	$ (0.22)
Diluted	$ (0.22)
Pro Forma
Total revenue	1,542,954		2,756,294	2,254,564
Net income (loss)	(1,355,901)		458,553	(1,712,241)
Net income (loss) applicable to common stockholders	$ (1,355,901)
Earnings per share:
Basic	$ (0.23)		$ 0.04	$ (0.35)
Diluted	$ (0.23)		$ 0.04	$ (0.35)

Stockholders' Equity - Additional Information (Detail) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Common stock issued in satisfaction of previously accrued liabilities		215,327
Monthly fee		$ 60,000	$ 60,000	$ 120,000	$ 100,450
Common stock issued to directors		65,605
Fees for executive, administrative and operational services		42,795	25,695
Issuance of common stock for consulting services	85,000
Closing price of common stock		$ 0.59
Costs and expenses, related party		50,000
Liability for accrued director's fees	30,000	30,000		90,000	98,000
Common stock, shares issued	55,555	55,555			72,841
Accrued consulting fees	48,750	48,750
Common stock, capital shares reserved for future issuance	74,823	74,823
Series A-1
Dividend declared on Series A-1 preferred stock		15.00%
Accrued and undeclared dividend	195938	195938
Board of Directors Chairman
Monthly fee		2,000
Aggregate directors fee payable		30,000
Common stock issued to directors		50,972
Fees for executive, administrative and operational services		$ 15,000

Stockholders' Equity (Detail) (USD $)	6 Months Ended
Jun. 30, 2012
Number of Shares	215,327
Valuation Price	$ 0.59
Shares Amount	$ 246,942
Related party consulting services in June 2012
Number of Shares	85,000
Valuation Price	$ 0.59
Shares Amount	50,000
Accrued Interest On Unrelated Party Notes Payable
Number of Shares	7,750
Valuation Price	$ 1.35
Shares Amount	10,462
Unrelated Party Consulting
Number of Shares	6,000
Valuation Price	$ 1.08
Shares Amount	6,480
Fees for second quarter of 2011 | Director
Number of Shares	5,769
Valuation Price	$ 5.2
Shares Amount	30,000
Fees for third quarter of 2011 | Director
Number of Shares	10,000
Valuation Price	$ 3
Shares Amount	30,000
Fees for fourth quarter of 2011 | Director
Number of Shares	22,058
Valuation Price	$ 1.36
Shares Amount	30,000
Fees for first quarter of 2012 | Director
Number of Shares	27,778
Valuation Price	$ 1.08
Shares Amount	30,000
Fees for January 2012 | Related party executive, administrative and operational services
Number of Shares	11,538
Valuation Price	$ 1.3
Shares Amount	15,000
Fees for February 2012 | Related party executive, administrative and operational services
Number of Shares	12,500
Valuation Price	$ 1.2
Shares Amount	15,000
Fees for March 2012 | Related party executive, administrative and operational services
Number of Shares	13,890
Valuation Price	$ 1.08
Shares Amount	15,000
Fees for April 2012 | Related party executive, administrative and operational services
Number of Shares	13,044
Valuation Price	$ 1.15
Shares Amount	$ 15,000

Notes and Advances Payable - Additional Information (Detail) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accrued interest on notes and advances payable	$ 39,375	$ 88,303	$ 152,943

Related Party Operator Agreement - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	May 25, 2011
Services to operate all of the properties acquired by the company					$ 500,000
Lease operating expenses	401,653		449,854
Related party consulting fees	316,500	112,750	167,500	122,500
Operating Agreement
Services to operate all of the properties acquired by the company	23,000
Operating agreement expiry date	Mar 31, 2012
Lease operating expenses	8,000
Related party consulting fees	$ 15,000